UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2019
Date of reporting period: June 30, 2019

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS SERIES, INC.	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.
Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedules of Investments and Form N-MFP
The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to Form N-PORT (available for filings after March 31, 2019). In addition, Davis Government Money Market Fund files its complete schedule of portfolio holdings with the SEC for each month end on Form N-MFP. The Funds’ Forms N-Q, N-PORT Exhibit, and Davis Government Money Market Fund’s Form N-MFP are available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS SERIES, INC.	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of Davis Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary for certain funds, which is published semi-annually. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis
President

August 1, 2019

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS OPPORTUNITY FUND

Performance Overview
Davis Opportunity Fund underperformed the Standard & Poor’s 1500® Index (“S&P 1500®”) for the six-month period ended June 30, 2019 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of 12.38%, versus a 18.37% return for the S&P 1500®. The sectors1 within the S&P 1500® that reported the strongest performance were Information Technology (up 27%), Industrials (up 22%), and Consumer Discretionary (up 21%). All sectors within the S&P 1500® reported positive performance. Those that reported the weakest, yet still positive, performance were Health Care (up 8%), Energy (up 12%), and Utilities (up 15%).
Detractors from Performance
The Fund’s Energy sector holdings were the most significant detractor2 from performance on both an absolute basis and relative to the S&P 1500®. The Fund’s weaker stock selection and overweight position hindered its performance (down 13%, versus up 12%, and 15% average weighting, compared with 5% for the S&P 1500®). Individual detractors included Altus Midstream3 (down 52%), Seven Generations Energy (down 40%), the top two detractors, and Encana (down 11%).
The Information Technology sector hindered the Fund’s relative performance due to its significant underweight position in the top performing sector (10% average weighting, compared with 19% for the S&P 1500®) and weaker stock selection (up 21%, versus up 27% for the S&P 1500®).
The Fund’s Financial securities were up 12%, while those of the S&P 1500® were up 18%.
Cigna (down 17%) and CVS (down 15%) from Health Care adversely affected performance, as did Fang Holdings (down 54%) from Communication Services.
Other laggards were Missfresh (down 5%) and Wabtec (up 5%). Wabtec, which was acquired via a spin off from General Electric, was sold during the period.
When compared to the S&P 1500®, the Fund’s performance was hindered by having approximately 4% of its net assets in cash and repurchase agreements. The Fund ended the period with roughly 25% of net assets in foreign securities. These foreign holdings (up 7%) underperformed the domestic holdings (up 16%).
Contributors to Performance
The Industrials sector was the top contributor to Fund performance. The Fund benefited as a result of both stock selection (up 27%, versus up 22%) and weighting (23% average weighting, versus 10%). Johnson Controls (up 41%), United Technologies (up 24%), the top two contributors respectively, General Electric (up 38%), and Eaton (up 23%) were all top contributors. General Electric was sold during the period.
The Fund benefited on an absolute basis from its Consumer Discretionary holdings, which were up 22%, and Information Technology holdings (up 21%). Helpful to performance were Adient (up 61%), Amazon (up 26%), and JD.com (up 45%), all Consumer Discretionary holdings.
The Fund’s underweight position (10% average weighting, versus 14%) in Health Care, the weakest-performing sector, was a key contributor to performance relative to the S&P 1500®. Quest Diagnostics generated strong gains (up 24%).
Facebook (up 47%) and Sul America (up 36%) were notable contributors.

Davis Opportunity Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Opportunity Fund’s principal risks are: common stock risk, depositary receipts risk, emerging market risk, fees and expenses risk, foreign country risk, foreign currency risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2019, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2019, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 1500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS OPPORTUNITY FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Opportunity Fund Class A versus the Standard & Poor’s 1500® Index over 10 years for an investment made on June 30, 2009

Average Annual Total Return for periods ended June 30, 2019

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(4.72)%	7.30%	12.87%	10.33%	12/01/94	0.94%	0.94%
Class A - with sales charge	(9.25)%	6.27%	12.32%	10.12%	12/01/94	0.94%	0.94%
Class C**	(6.29)%	6.46%	11.97%	7.15%	08/15/97	1.74%	1.74%
Class Y	(4.49)%	7.56%	13.15%	7.57%	09/18/97	0.70%	0.70%
S&P 1500® Index***	9.32%	10.45%	14.72%	10.14%

The Standard & Poor’s 1500® Index is comprised of the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600® indices, which together represent approximately 90% of U.S. market capitalization. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Davis Opportunity Fund’s performance benefited from IPO purchases in 2013 and 2014. After purchase, the IPOs rapidly increased in value. The Adviser purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences.

*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 10 years, the “Since Inception” return for Class C reflects Class A performance for the period after conversion.
***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND

Performance Overview

Davis Government Bond Fund slightly underperformed the Bloomberg Barclays U.S. Government 1-3 Year Bond Index (“Barclays Index”) for the six-month period ended June 30, 2019 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of 2.37%, versus a 2.47% return for the Barclays Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity of three years or less. The Fund’s largest position was in collateralized mortgage obligations (average weighting of 50%), which was spread among more than 25 separate mortgage backed securities. The Fund performance was slightly impacted by a higher cash position (average weighting of 15%). The Fund maintained a short weighted average maturity (1.95 years as of the end of the period).

Davis Government Bond Fund’s investment objective is current income. There can be no assurance that the Fund will achieve its objective. Davis Government Bond Fund’s principal risks are: changes in debt rating risk, credit risk, extension and prepayment risk, fees and expenses risk, inflation risk, interest rate risk, repurchase agreement risk, U.S. Government securities risk, and variable current income risk. See the prospectus for a full description of each risk.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2019, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2019, unless otherwise noted.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Government Bond Fund Class A versus the Bloomberg Barclays U.S. Government 1-3 Year Bond Index
over 10 years for an investment made on June 30, 2009

Average Annual Total Return for periods ended June 30, 2019

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	3.30%	0.65%	0.89%	3.04%	12/01/94	1.06%	1.05%
Class A - with sales charge	(1.61)%	(0.32)%	0.40%	2.84%	12/01/94	1.06%	1.05%
Class C**	1.44%	(0.11)%	0.08%	2.17%	08/19/97	2.27%	1.80%
Class Y	3.53%	0.93%	1.15%	2.53%	09/01/98	0.94%	0.80%
Bloomberg Barclays U.S. Government 1-3 Year Bond Index***	4.02%	1.23%	1.23%	3.65%

The Bloomberg Barclays U.S. Government 1-3 Year Bond Index measures the investment grade, U.S. dollar-denominated, fixed-rate Treasuries and government-related securities. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 10 years, the “Since Inception” return for Class C reflects Class A performance for the period after conversion.
***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL FUND

Performance Overview
Davis Financial Fund underperformed the Standard & Poor’s 500® Index (“S&P 500®”) for the six-month period ended June 30, 2019 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of 12.44%, versus a return of 18.54% for the S&P 500®. The sectors1 within the S&P 500® that reported the strongest performance were Information Technology (up 27%), Consumer Discretionary (up 22%), and Industrials (up 21%). All sectors within the S&P 500® reported positive performance. Those that reported the weakest, yet still positive, performance were Health Care (up 8%), Energy (up 13%), and Utilities (up 15%).

Detractors from Performance
The Fund’s Bank securities were the most significant detractor2 from performance relative to the S&P 500®, owing primarily to weaker stock selection (up 12%, versus up 17%). Metro Bank3 (down 38%) was the top detractor for the period. Danske Bank (down 14%) and Bank of America (down 1%) also held back performance. Metro Bank and Bank of America were new acquisitions during the period.

Likewise, the Fund’s Insurance holdings were a significant detractor from the Fund’s performance relative to the S&P 500®. The Fund’s weaker stock choices (up 12%, versus up 26% for the S&P 500®) hindered relative performance. Greenlight Capital (down 2%) was among the weaker performers.

The Fund had a significant position in the Capital Markets industry (20% average weighting). The Fund’s holdings in this industry underperformed those of the S&P 500® (up 10%, compared with up 15%). Detractors included Bank of New York Mellon (down 5%), State Street (down 10%), and Charles Schwab (down 2%).

The Fund maintained a small position in the Communication Services sector (3% average weighting). While the position had a positive return (up 4%), it weighed on absolute performance.

Contributors to Performance
The Bank industry was the top absolute contributor. U.S. Bancorp (up 16%), JPMorgan Chase (up 16%), and DNB ASA (up 23%), were among the top contributors. U.S. Bancorp was the largest holding at the end of the period, at 7.65% of total net assets.

Consumer Finance securities were another strong contributor to Fund performance (up 25%). The Fund’s only Consumer Finance securities, American Express (up 31%) and Capital One Financial (up 21%), were the top two contributors, respectively, for the period.

While the Fund’s Insurance holdings detracted from relative performance they aided the absolute performance considerably. The Fund’s Insurance securities were up 12%. Loews (up 20%) and Chubb (up 15%) were among the top performers.

Other securities that boosted Fund performance were Julius Baer (up 30%), Goldman Sachs (up 24%), and Oaktree Capital Group (up 25%). Oaktree Capital Group was sold during the period.

The Fund had approximately an 18% position in foreign securities at the end of the period. The Fund’s non-U.S. holdings outperformed its domestic holdings (up 15%, versus up 13%).

Davis Financial Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Fund’s principal risks are: common stock risk, credit risk, depositary receipts risk, emerging market risk, fees and expenses risk, financial services risk, focused portfolio risk, foreign country risk, foreign currency risk, headline risk, interest rate sensitivity risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.

Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Financial Fund is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2019, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2019, unless otherwise noted.

[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Financial Fund Class A versus the
Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2009

Average Annual Total Return for periods ended June 30, 2019

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	0.90%	8.11%	12.06%	11.32%	05/01/91	0.94%	0.94%
Class A - with sales charge	(3.89)%	7.07%	11.52%	11.14%	05/01/91	0.94%	0.94%
Class C**	(0.81)%	7.24%	11.10%	6.59%	08/12/97	1.72%	1.72%
Class Y	1.13%	8.34%	12.26%	7.81%	03/10/97	0.72%	0.72%
S&P 500® Index***	10.42%	10.71%	14.69%	9.77%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 10 years, the “Since Inception” return for Class C reflects Class A performance for the period after conversion.
***Inception return is from 05/01/91.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND

Performance Overview
Davis Appreciation & Income Fund underperformed the Standard & Poor’s 500® Index (“S&P 500®”) for the six-month period ended June 30, 2019 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of 11.10%, versus a return of 18.54% for the S&P 500®. The sectors1 within the S&P 500® that reported the strongest performance were Information Technology (up 27%), Consumer Discretionary (up 22%), and Industrials (up 21%). All of the sectors within the S&P 500® reported positive performance during the period. The sectors that reported the weakest, yet still positive, performance were Health Care (up 8%), Energy (up 13%), and Utilities (up 15%).
The Fund ended the period with 72% of net assets invested in equities, 26% in fixed-income securities, and 2% in repurchase agreements and cash.
Detractors from Performance
The Fund’s Energy sector equity position was the most significant detractor2 from performance on an absolute basis and also detracted from performance relative to the S&P 500®. The Fund’s weaker stock selection (up 7%, versus up 13% for the S&P 500®) hindered performance. Encana3 (down 11%) was a top detractor.
Financials were the top equity position detractor on a relative basis due to weaker performing stocks (up 10%, versus up 18% for the S&P 500®). Securities that held back performance included Danske Bank (down 14%), Bank of New York Mellon (down 5%), the top two detractors, respectively, and Greenlight Capital (down 2%).
The Fund’s Information Technology holdings underperformed those of the S&P 500® (up 24%, versus up 27%), and the Fund’s performance was also hindered due to the Fund’s underweight position (12% average weighting, versus 20%) in the strongest-performing sector within the S&P 500®.
Given the strong performance of the equity market during the period, the Fund’s relative performance was impeded by its position in cash, repurchase agreements, and fixed-income securities. At the end of the period the Fund had approximately 26% of total net assets invested in bonds and 2% of total net assets invested in cash and repurchase agreements.
The Fund had an average weighting of 11% of its net assets in foreign equity securities, which underperformed the U.S. holdings (up 13%, compared with up 17%).
Contributors to Performance
While top detractors on a relative basis, the Fund’s Financial and Information Technology holdings helped its absolute performance. A number of helpful Financial stocks were Capital One Financial (up 21%), DNB ASA (up 23%), and American Express (up 31%). Applied Materials (up 39%) and Microsoft (up 33%), Information Technology securities, were the top two contributors for the period. Another Information Technology holding, Texas Instruments (up 23%), also helped performance.
On a relative basis, the Fund benefited from having a lower weighting in the weakest performing sector, Health Care. The Fund had an average weighting of 2% compared to 14% for the S&P 500®. The Fund’s lone equity Health Care holding outperformed the S&P 500® Health Care sector (up 20%, versus up 8%).
Industrials boosted both absolute performance and that relative to the S&P 500® due to stronger stock selection (up 29%, versus up 21%). Johnson Controls (up 41%) and United Technologies (up 24%) were top contributors.
The Fund’s Materials holdings (up 24%) outperformed those of the S&P 500® (up 17%). LafargeHolcim (up 24%) was a top contributor to performance.
Amazon was also among the top contributors during the period returning 26%.

Davis Appreciation & Income Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Appreciation & Income Fund’s principal risks are: bonds and other debt securities risk, changes in debt rating risk, common stock risk, convertible securities risk, credit risk, depositary receipts risk, extension and prepayment risk, fees and expenses risk, foreign country risk, headline risk, high-yield, high-risk debt securities risk, interest rate risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, preferred stock risk, stock market risk, and variable current income risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2019, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2019, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Appreciation & Income Fund Class A versus the
Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2009

Average Annual Total Return for periods ended June 30, 2019

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	0.82%	2.70%	9.12%	7.84%	05/01/92	1.01%	1.01%
Class A - with sales charge	(3.96)%	1.71%	8.59%	7.65%	05/01/92	1.01%	1.01%
Class C**	(1.00)%	1.88%	8.24%	5.05%	08/12/97	1.80%	1.80%
Class Y	1.14%	2.97%	9.37%	6.68%	11/13/96	0.69%	0.69%
S&P 500® Index***	10.42%	10.71%	14.69%	9.69%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 10 years, the “Since Inception” return for Class C reflects Class A performance for the period after conversion.
***Inception return is from 05/01/92.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE FUND

Performance Overview
Davis Real Estate Fund outperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index”) for the six-month period ended June 30, 2019 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of 18.56%, versus a 17.90% return for the Wilshire Index. The sub-industries1 within the Wilshire Index that reported the strongest performance were Industrial REITs (up 34%), Specialized REITs (up 24%), and Diversified REITs (up 24%). All of the sub-industries within the Wilshire Index reported positive performance during the period. Those that reported the weakest, yet still positive, performance were Retail REITs (up 4%), Hotel & Resort REITs (up 12%), and Hotels, Resorts & Cruise Lines (up 13%).

Contributors to Performance
Specialized REITs were the most beneficial contributor2 to absolute performance and represented approximately 19% of net assets at the end of the period. Equinix3 (up 45%), the top contributor and one of the largest holdings, and Crown Castle International (up 22%) both boosted Fund performance.

The Fund’s position in Health Care REITs and Hotel & Resort REITs were helpful to performance relative to the Wilshire Index. This was due to both the Fund’s lower weighting in each and strong stock selection. The Fund’s Health Care REITs holdings (average weighting of 5%) were up 18%, while the Wilshire Index’s holdings (average weighting of 12%) were up 16%. The Fund held 2% of its average net assets (compared to 6% for the Wilshire Index) in Hotel & Resort REITs. This sub-industry was the second-weakest performing sub-industry within the Wilshire Index. The Fund’s Hotel & Resort REITs holdings were up 15%, compared with up 12% for the Wilshire Index.

The Fund’s holdings in the Industrial REITs sub-industry made a significant contribution to both absolute and relative performance. The Fund benefited from both strong stock selection (up 38%, versus up 34% for the Wilshire Index) and its slightly overweight position (11% average weighting, versus 10%) in the strongest performing sub-industry within the Wilshire Index. Among the highest performers for the period were the fourth-largest holding at the end of the period, Prologis (up 38%), Rexford Industrial Realty (up 38%), and Terreno Realty (up 40%).

Residential REITs contributed significantly to the Fund’s absolute performance (up 20%). A number of helpful contributors included AvalonBay Communities (up 19%), Essex Property Trust (up 21%), and Camden Property Trust (up 20%). AvalonBay Communities was the second-largest holding at the end of the period.

Alexandria Real Estate (up 24%) and Boston Properties (up 16%) also aided Fund performance.

Detractors from Performance
Diversified REITs were a significant detractor from performance. The Fund was underweight in this strong-performing sub-industry (2% average weighting, versus 4% for the Wilshire Index) and its securities underperformed those of the Wilshire Index (up 21%, versus up 24%). STORE Capital (up 1%) and Alexander & Baldwin (up 2%) were among the weaker performing securities. Both were new acquisitions during the period.

The Fund’s Office REITs securities slightly underperformed those of the Wilshire Index (both up 15%). The Fund was also overweight (17% average weighting, versus 14%) in this sub-industry. SL Green Realty (up 4%), Great Portland Estates (up 5%), and Vornado Realty (up 5%) were laggards.

Only four of the Fund’s issuers experienced a negative return for the period. All four of these issuers were from the Retail REITs sub-industry. They included the top detractor and largest holding at the end of the period, Simon Property Group (down 3%), Macerich (down 20%), CBL & Associates Properties (down 16%), and Kimco Realty (down less than 1%). Kimco Realty was sold during the period.

Davis Real Estate Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Fund’s principal risks are: common stock risk, fees and expenses risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, real estate risk, stock market risk, and variable current income risk. See the prospectus for a full description of each risk.
Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector more than a fund that does not concentrate its portfolio.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2019, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2019, unless otherwise noted.

[1]	The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Real Estate Fund Class A versus the
Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index
 over 10 years for an investment made on June 30, 2009

Average Annual Total Return for periods ended June 30, 2019

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	10.58%	8.61%	14.03%	9.65%	01/03/94	0.98%	0.98%
Class A - with sales charge	5.32%	7.57%	13.48%	9.45%	01/03/94	0.98%	0.98%
Class C**	8.62%	7.68%	13.07%	7.59%	08/13/97	1.82%	1.80%
Class Y	10.82%	8.85%	14.33%	9.16%	11/08/96	0.73%	0.73%
S&P 500® Index***	10.42%	10.71%	14.69%	9.62%
Wilshire U.S. Real Estate Securities Index***	10.47%	8.16%	15.84%	10.25%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 10 years, the “Since Inception” return for Class C reflects Class A performance for the period after conversion.
***Inception return is from 01/03/94.

DAVIS SERIES, INC.	Fund Overview
DAVIS OPPORTUNITY FUND	June 30, 2019 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/19 Net Assets)		(% of 06/30/19 Stock Holdings)

			Fund	S&P 1500®
Common Stock (U.S.)	70.66%	Capital Goods	15.90%	7.08%
Common Stock (Foreign)	13.79%	Health Care	14.34%	13.85%
Preferred Stock (Foreign)	11.22%	Energy	11.65%	4.89%
Short-Term Investments	5.03%	Information Technology	11.32%	20.92%
Other Assets & Liabilities	(0.70)%	Transportation	10.61%	2.04%
	100.00%	Retailing	10.52%	6.33%
		Media & Entertainment	7.46%	7.60%
		Diversified Financials	5.80%	4.96%
		Banks	4.96%	5.77%
		Insurance	3.95%	2.71%
		Automobiles & Components	3.39%	0.61%
		Commercial & Professional Services	0.10%	0.95%
		Food, Beverage & Tobacco	–	3.70%
		Other	–	18.59%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/19 Net Assets)

Quest Diagnostics Inc.	Health Care Equipment & Services	5.96%
United Technologies Corp.	Capital Goods	5.45%
Alphabet Inc., Class C	Media & Entertainment	5.26%
Grab Holdings Inc., Pfd. *	Transportation	5.10%
Wells Fargo & Co.	Banks	4.75%
Amazon.com, Inc.	Retailing	4.32%
Didi Chuxing Joint Co., Pfd. **	Transportation	4.18%
UnitedHealth Group Inc.	Health Care Equipment & Services	3.30%
Apache Corp.	Energy	3.28%
Magnolia Oil & Gas Corp., Class A	Energy	3.26%

* Grab Holdings Inc., Pfd. holding includes Series F and Series G.
** Didi Chuxing Joint Co., Pfd. holding includes Series A and Series B.

DAVIS SERIES, INC.	Fund Overview
DAVIS GOVERNMENT BOND FUND	June 30, 2019 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/19 Net Assets)		(% of 06/30/19 Fixed Income)

Fixed Income	89.08%	Collateralized Mortgage Obligations	71.55%
Short-Term Investments	11.02%	Fannie Mae Mortgage Pools	11.78%
Other Assets & Liabilities	(0.10)%	Ginnie Mae Mortgage Pools	9.79%
	100.00%	Freddie Mac Mortgage Pools	6.88%
			100.00%

Top 10 Fixed Income Holdings
(% of Fund’s 06/30/19 Net Assets)

Fannie Mae, 3.00%, 04/25/39	Collateralized Mortgage Obligations	6.30%
Freddie Mac, 4.00%, 05/01/27, Pool No. G14593	Freddie Mac Mortgage Pools	6.13%
Ginnie Mae, 4.70%, 01/20/63, Pool No. AC0934	Ginnie Mae Mortgage Pools	6.12%
Ginnie Mae, 3.00%, 03/20/69	Collateralized Mortgage Obligations	5.94%
Ginnie Mae, 1.45%, 10/16/40	Collateralized Mortgage Obligations	4.77%
Freddie Mac Multifamily Structured Pass-Through, 2.8605% (1 month LIBOR + 43), 01/25/24	Collateralized Mortgage Obligations	4.46%
Fannie Mae, 3.50%, 01/25/39	Collateralized Mortgage Obligations	4.31%
Fannie Mae, 4.00%, 05/01/29, Pool No. AL7358	Fannie Mae Mortgage Pools	4.00%
Fannie Mae, 2.50%, 07/25/47	Collateralized Mortgage Obligations	3.98%
Fannie Mae, 3.00%, 04/25/41	Collateralized Mortgage Obligations	3.61%

DAVIS SERIES, INC.	Fund Overview
DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2019 (Unaudited)

Portfolio Composition		Maturity Diversification
(% of Fund’s 06/30/19 Net Assets)		(% of 06/30/19 Portfolio Holdings)

Repurchase Agreements	40.78%	0-30 Days	73.52%
Federal Home Loan Bank	30.52%	31-90 Days	7.95%
Freddie Mac	8.82%	91-180 Days	7.47%
Federal Farm Credit Bank	7.91%	181-397 Days	11.06%
Fannie Mae	6.86%		100.00%
Other Assets & Liabilities	5.11%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities’ variable rates. See the Fund’s Schedule of Investments for a listing of the floating rate securities.

DAVIS SERIES, INC.	Fund Overview
DAVIS FINANCIAL FUND	June 30, 2019 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/19 Net Assets)		(% of 06/30/19 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	82.20%	Diversified Financials	38.59%	5.12%
Common Stock (Foreign)	17.60%	Banks	35.34%	5.48%
Short-Term Investments	0.24%	Insurance	23.07%	2.51%
Other Assets & Liabilities	(0.04)%	Media & Entertainment	3.00%	8.17%
	100.00%	Information Technology	–	21.47%
		Health Care	–	14.19%
		Retailing	–	6.64%
		Capital Goods	–	6.63%
		Energy	–	5.04%
		Food, Beverage & Tobacco	–	3.88%
		Other	–	20.87%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/19 Net Assets)

U.S. Bancorp	Banks	7.65%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	7.56%
Capital One Financial Corp.	Consumer Finance	7.54%
JPMorgan Chase & Co.	Banks	6.34%
American Express Co.	Consumer Finance	6.21%
Markel Corp.	Property & Casualty Insurance	5.62%
Wells Fargo & Co.	Banks	5.47%
Chubb Ltd.	Property & Casualty Insurance	5.00%
Bank of New York Mellon Corp.	Capital Markets	4.93%
Loews Corp.	Property & Casualty Insurance	4.46%

DAVIS SERIES, INC.	Fund Overview
DAVIS APPRECIATION & INCOME FUND	June 30, 2019 (Unaudited)

Asset Allocation		Equity Industry Weightings
(% of Fund’s 06/30/19 Net Assets)		(% of 06/30/19 Stock Holdings)

			Fund	S&P 500®
Equities	72.36%	Banks	24.21%	5.48%
Bonds	25.82%	Diversified Financials	19.67%	5.12%
Short-Term Investments	0.10%	Information Technology	17.09%	21.47%
Other Assets & Liabilities	1.72%	Capital Goods	9.39%	6.63%
	100.00%	Insurance	7.74%	2.51%
		Media & Entertainment	5.88%	8.17%
		Energy	5.88%	5.04%
		Retailing	4.68%	6.64%
		Health Care	3.25%	14.19%
		Materials	2.21%	2.80%
		Food, Beverage & Tobacco	–	3.88%
		Utilities	–	3.31%
		Other	–	14.76%
			100.00%	100.00%

Equity Portfolio Composition		Top 10 Equity Holdings
(% of Fund’s 06/30/19 Stock Holdings)		(% of Fund’s 06/30/19 Net Assets)

Common Stock (U.S.)	85.88%	Berkshire Hathaway Inc., Class B	5.54%
Common Stock (Foreign)	14.12%	Wells Fargo & Co.	4.18%
	100.00%	United Technologies Corp.	3.87%
		U.S. Bancorp	3.74%
		Capital One Financial Corp.	3.65%
		Applied Materials, Inc.	3.62%
		Apache Corp.	3.53%
		Amazon.com, Inc.	3.39%
		Microsoft Corp.	3.07%
		Alphabet Inc., Class C	2.95%

Bond Portfolio Composition		Top 5 Bond Holdings
(% of Fund’s 06/30/19 Bond Holdings)		(% of Fund’s 06/30/19 Net Assets)

Corporate Bonds	63.78%	General Motors Financial Co., Inc., Sr. Notes, 3.1051% (3 month LIBOR + 54), 11/06/20
Mortgages	30.19%		2.07%
U.S. Government	6.03%	Oracle Corp., Sr. Notes, 1.90%, 09/15/21	1.96%
	100.00%	Freddie Mac Multifamily Structured Pass-Through, 3.13%, 06/25/21
			1.90%
		Verizon Communications Inc., Sr. Notes, 3.0734% (3 month LIBOR + 55), 05/22/20	1.85%
		Ginnie Mae, Series 2017-H06, 3.222% (12 month LIBOR + 22), 02/20/67	1.71%

DAVIS SERIES, INC.	Fund Overview
DAVIS REAL ESTATE FUND	June 30, 2019 (Unaudited)

Portfolio Composition		Sub-Industry Weightings
(% of Fund’s 06/30/19 Net Assets)		(% of 06/30/19 Stock Holdings)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock (U.S.)	92.04%	Residential REITs	22.95%	20.70%
Common Stock (Foreign)	1.08%	Specialized REITs	19.40%	17.91%
Preferred Stock	0.32%	Retail REITs	17.59%	14.20%
Short-Term Investments	6.24%	Office REITs	16.25%	13.79%
Other Assets & Liabilities	0.32%	Industrial REITs	11.27%	10.72%
	100.00%	Health Care REITs	7.53%	12.76%
		Diversified REITs	2.58%	3.96%
		Hotel & Resort REITs	2.43%	5.36%
		Real Estate Operating Companies	–	0.34%
		Hotels, Resorts & Cruise Lines	–	0.26%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/19 Net Assets)

Simon Property Group, Inc.	Retail REITs	5.64%
AvalonBay Communities, Inc.	Residential REITs	5.49%
Equinix, Inc.	Specialized REITs	4.92%
Prologis, Inc.	Industrial REITs	4.72%
Boston Properties, Inc.	Office REITs	3.39%
Ventas, Inc.	Health Care REITs	3.13%
Essex Property Trust, Inc.	Residential REITs	3.08%
Camden Property Trust	Residential REITs	3.03%
Alexandria Real Estate Equities, Inc.	Office REITs	2.98%
Hudson Pacific Properties, Inc.	Office REITs	2.94%

DAVIS SERIES, INC.	Expense Example (Unaudited)

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for each class is for the six-month period ended June 30, 2019.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

DAVIS SERIES, INC.	Expense Example (Unaudited) – (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/30/19)	(01/01/19-06/30/19)
Davis Opportunity Fund
Class A (annualized expense ratio 0.94%**)
Actual	$1,000.00	$1,123.84	$4.95
Hypothetical	$1,000.00	$1,020.13	$4.71
Class C (annualized expense ratio 1.74%**)
Actual	$1,000.00	$1,119.24	$9.14
Hypothetical	$1,000.00	$1,016.17	$8.70
Class Y (annualized expense ratio 0.70%**)
Actual	$1,000.00	$1,124.92	$3.69
Hypothetical	$1,000.00	$1,021.32	$3.51
Davis Government Bond Fund
Class A (annualized expense ratio 1.05%**)
Actual	$1,000.00	$1,023.67	$5.27
Hypothetical	$1,000.00	$1,019.59	$5.26
Class C (annualized expense ratio 1.80%**)
Actual	$1,000.00	$1,019.96	$9.02
Hypothetical	$1,000.00	$1,015.87	$9.00
Class Y (annualized expense ratio 0.80%**)
Actual	$1,000.00	$1,022.98	$4.01
Hypothetical	$1,000.00	$1,020.83	$4.01
Davis Government Money Market Fund
Class A, C, and Y (annualized expense ratio 0.52%**)
Actual	$1,000.00	$1,009.66	$2.59
Hypothetical	$1,000.00	$1,022.22	$2.61
Davis Financial Fund
Class A (annualized expense ratio 0.94%**)
Actual	$1,000.00	$1,124.41	$4.95
Hypothetical	$1,000.00	$1,020.13	$4.71
Class C (annualized expense ratio 1.72%**)
Actual	$1,000.00	$1,119.70	$9.04
Hypothetical	$1,000.00	$1,016.27	$8.60
Class Y (annualized expense ratio 0.72%**)
Actual	$1,000.00	$1,125.34	$3.79
Hypothetical	$1,000.00	$1,021.22	$3.61
Davis Appreciation & Income Fund
Class A (annualized expense ratio 1.01%**)
Actual	$1,000.00	$1,111.01	$5.29
Hypothetical	$1,000.00	$1,019.79	$5.06
Class C (annualized expense ratio 1.80%**)
Actual	$1,000.00	$1,106.37	$9.40
Hypothetical	$1,000.00	$1,015.87	$9.00
Class Y (annualized expense ratio 0.69%**)
Actual	$1,000.00	$1,112.62	$3.61
Hypothetical	$1,000.00	$1,021.37	$3.46
Davis Real Estate Fund
Class A (annualized expense ratio 0.98%**)
Actual	$1,000.00	$1,185.56	$5.31
Hypothetical	$1,000.00	$1,019.93	$4.91
Class C (annualized expense ratio 1.80%**)
Actual	$1,000.00	$1,180.26	$9.73
Hypothetical	$1,000.00	$1,015.87	$9.00
Class Y (annualized expense ratio 0.73%**)
Actual	$1,000.00	$1,186.93	$3.96
Hypothetical	$1,000.00	$1,021.17	$3.66

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	June 30, 2019 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (84.45%)
COMMUNICATION SERVICES – (7.14%)
Media & Entertainment – (7.14%)
Alphabet Inc., Class C *	25,435	$27,492,946
ASAC II L.P. *(a)(b)	116,129	119,427
Facebook, Inc., Class A *	24,833	4,792,769
Fang Holdings Ltd., Class A, ADR (China)*	783,452	486,837
iQIYI, Inc., Class A, ADR (China)*	213,420	4,407,123
	Total Communication Services	37,299,102
CONSUMER DISCRETIONARY – (11.37%)
Automobiles & Components – (3.25%)
Adient plc *	461,401	11,198,202
Aptiv PLC	71,200	5,755,096
		16,953,298
Retailing – (8.12%)
Amazon.com, Inc. *	11,903	22,539,878
JD.com, Inc., Class A, ADR (China)*	352,968	10,691,401
Quotient Technology Inc. *	857,393	9,208,401
		42,439,680
	Total Consumer Discretionary	59,392,978
ENERGY – (11.15%)
Altus Midstream Co., Class A *	2,531,360	9,416,659
Apache Corp.	591,840	17,145,605
Encana Corp. (Canada)	1,353,682	6,944,389
Magnolia Oil & Gas Corp., Class A *	1,468,220	17,001,987
Seven Generations Energy Ltd., Class A (Canada)*	1,575,040	7,721,551
	Total Energy	58,230,191
FINANCIALS – (14.07%)
Banks – (4.75%)
Wells Fargo & Co.	523,871	24,789,576
Diversified Financials – (5.54%)
Consumer Finance – (3.20%)
Capital One Financial Corp.	184,240	16,717,938
Diversified Financial Services – (2.34%)
Berkshire Hathaway Inc., Class B *	57,423	12,240,861
		28,958,799
Insurance – (3.78%)
Multi-line Insurance – (2.27%)
Sul America S.A. (Brazil)	1,214,220	11,864,096
Property & Casualty Insurance – (1.51%)
Markel Corp. *	7,246	7,895,241
		19,759,337
	Total Financials	73,507,712
HEALTH CARE – (13.72%)
Health Care Equipment & Services – (13.72%)
Cigna Corp.	36,892	5,812,335
CVS Health Corp.	81,829	4,458,862
Humana Inc.	48,985	12,995,720

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
Quest Diagnostics Inc.	305,853	$31,138,894
UnitedHealth Group Inc.	70,625	17,233,206
	Total Health Care	71,639,017
INDUSTRIALS – (16.17%)
Capital Goods – (15.21%)
Eaton Corp. PLC	157,237	13,094,697
Ferguson PLC (United Kingdom)	95,505	6,792,045
Johnson Controls International plc	298,232	12,319,964
Owens Corning	118,500	6,896,700
Safran S.A. (France)	28,070	4,112,686
Schneider Electric SE (France)	85,820	7,783,454
United Technologies Corp.	218,436	28,440,367
		79,439,913
Commercial & Professional Services – (0.09%)
China Index Holdings Ltd., ADR (China)*	138,758	492,591
Transportation – (0.87%)
Azul S.A., ADR (Brazil)*	135,518	4,531,722
	Total Industrials	84,464,226
INFORMATION TECHNOLOGY – (10.83%)
Semiconductors & Semiconductor Equipment – (6.98%)
Applied Materials, Inc.	169,600	7,616,736
Intel Corp.	208,450	9,978,502
Qorvo Inc. *	169,780	11,309,046
Texas Instruments Inc.	65,632	7,531,928
		36,436,212
Software & Services – (3.85%)
Microsoft Corp.	51,339	6,877,372
Oracle Corp.	123,500	7,035,795
SAP SE, ADR (Germany)	45,465	6,219,612
		20,132,779
	Total Information Technology	56,568,991
TOTAL COMMON STOCK – (Identified cost $362,662,794)		441,102,217
PREFERRED STOCK – (11.22%)
CONSUMER DISCRETIONARY – (1.94%)
Retailing – (1.94%)
Missfresh Ltd., Series E (China)*(a)(b)	2,487,069	10,144,257
	Total Consumer Discretionary	10,144,257
INDUSTRIALS – (9.28%)
Transportation – (9.28%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	416,153	19,397,474
Didi Chuxing Joint Co., Series B (China)*(a)(b)	52,649	2,454,043
Grab Holdings Inc., Series F (Singapore)*(a)(b)	2,911,103	17,940,837
Grab Holdings Inc., Series G (Singapore)*(a)(b)	1,406,824	8,670,116
	Total Industrials	48,462,470
TOTAL PREFERRED STOCK – (Identified cost $46,710,667)		58,606,727

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2019 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (5.03%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.57%, 07/01/19, dated 06/28/19, repurchase value of $8,630,848 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 07/09/19-03/20/69, total market value $8,801,580)	$8,629,000	$8,629,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.50%, 07/01/19, dated 06/28/19, repurchase value of $6,114,274 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-5.00%, 04/01/22-07/01/49, total market value $6,235,260)	6,113,000	6,113,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.56%, 07/01/19, dated 06/28/19, repurchase value of $11,508,455 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.28%-4.50%, 05/01/22-06/01/49, total market value $11,736,120)	11,506,000	11,506,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $26,248,000)		26,248,000
	Total Investments – (100.70%) – (Identified cost $435,621,461)		525,956,944
	Liabilities Less Other Assets – (0.70%)		(3,658,377)
		Net Assets – (100.00%)	$522,298,567

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	June 30, 2019 (Unaudited)

	Principal	Value (Note 1)
MORTGAGES – (89.08%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (63.74%)
Fannie Mae, 3.50%, 10/25/20	$74,830	$75,090
Fannie Mae, 2.7544% (1 month LIBOR + 35), 07/25/37 (a)	21,673	21,680
Fannie Mae, 3.50%, 01/25/39	1,208,162	1,246,931
Fannie Mae, 3.00%, 04/25/39	1,795,778	1,821,987
Fannie Mae, 2.8044% (1 month LIBOR + 40), 09/25/40 (a)	816,605	812,287
Fannie Mae, 3.00%, 04/25/41	1,028,376	1,042,728
Fannie Mae, 2.50%, 07/25/47	1,162,898	1,151,688
Freddie Mac, 4.00%, 06/15/26	586,209	605,684
Freddie Mac, 2.00%, 06/15/28	1,007,352	1,000,434
Freddie Mac, 2.50%, 01/15/29	470,822	474,611
Freddie Mac, 4.00%, 04/15/29	703,314	707,858
Freddie Mac, 3.00%, 11/15/39	234,195	234,235
Freddie Mac, 4.00%, 12/15/39	828,110	853,825
Freddie Mac, 2.00%, 11/15/40	745,267	739,841
Freddie Mac Multifamily Structured Pass-Through, 2.8605% (1 month LIBOR + 43), 01/25/24 (a)	1,286,584	1,288,206
Freddie Mac Multifamily Structured Pass-Through, 2.689%, 12/25/24	834,189	851,632
Ginnie Mae, 6.6851%, 06/20/31	712,667	771,902
Ginnie Mae, 3.00%, 12/20/37	115,203	115,931
Ginnie Mae, 2.427%, 11/16/38	600,592	597,012
Ginnie Mae, 4.00%, 11/20/38	52,757	53,124
Ginnie Mae, 3.50%, 08/20/39	127,990	128,247
Ginnie Mae, 4.00%, 09/20/39	80,766	84,189
Ginnie Mae, 1.45%, 10/16/40	1,413,182	1,380,142
Ginnie Mae, 3.00%, 12/20/61	138,966	138,831
Ginnie Mae, 2.00%, 07/20/62	266,708	265,504
Ginnie Mae, 2.7371% (1 month LIBOR + 27), 01/20/67 (a)	245,177	244,984
Ginnie Mae, 3.00%, 03/20/69	1,700,822	1,716,350
Total Collateralized Mortgage Obligations		18,424,933
FANNIE MAE POOLS – (10.50%)
2.99%, 04/01/23, Pool No. AL6578	240,181	247,784
3.09%, 03/01/24, Pool No. AN5010	1,000,000	1,037,294
4.00%, 05/01/29, Pool No. AL7358	1,111,182	1,154,991
2.00%, 08/01/30, Pool No. AX9709	537,804	535,847
6.50%, 07/01/32, Pool No. 635069	12,069	12,952
6.00%, 09/01/37, Pool No. 888796	41,638	45,335
Total Fannie Mae Pools		3,034,203
FREDDIE MAC POOLS – (6.13%)
4.00%, 05/01/27, Pool No. G14593	1,704,479	1,771,112
Total Freddie Mac Pools		1,771,112
GINNIE MAE POOLS – (8.71%)
5.103%, 12/20/61, Pool No. 756740	60,955	61,407
4.659%, 01/20/63, Pool No. AC0942	654,033	688,402

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	June 30, 2019 (Unaudited)

		Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
GINNIE MAE POOLS – (CONTINUED)
	4.70%, 01/20/63, Pool No. AC0934	$1,675,261	$1,769,761
		Total Ginnie Mae Pools	2,519,570
	TOTAL MORTGAGES – (Identified cost $25,515,378)		25,749,818
SHORT-TERM INVESTMENTS – (11.02%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.57%, 07/01/19, dated 06/28/19, repurchase value of $1,047,224 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 07/09/19-03/20/69, total market value $1,067,940)	1,047,000	1,047,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.50%, 07/01/19, dated 06/28/19, repurchase value of $742,155 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.50%, 08/01/21-05/15/59, total market value $756,840)	742,000	742,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.56%, 07/01/19, dated 06/28/19, repurchase value of $1,396,298 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.48%-4.50%, 04/01/25-06/01/49, total market value $1,423,920)	1,396,000	1,396,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,185,000)		3,185,000
	Total Investments – (100.10%) – (Identified cost $28,700,378)		28,934,818
	Liabilities Less Other Assets – (0.10%)		(29,947)
	Net Assets – (100.00%)		$28,904,871

(a)	The interest rates on floating rate securities, shown as of June 30, 2019, may change daily or less frequently and are based on a published reference rate and basis point spread.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2019 (Unaudited)

	Principal	Value (Note 1)
FANNIE MAE – (6.86%)
2.54% (SOFRRATE + 12), 07/30/19 (a)	$1,000,000	$1,000,098
1.75%, 09/12/19	900,000	898,566
1.00%, 10/24/19	5,000,000	4,981,744
2.49% (SOFRRATE + 7), 10/30/19 (a)	1,000,000	1,000,224
2.58% (SOFRRATE + 16), 01/30/20 (a)	2,920,000	2,922,392
TOTAL FANNIE MAE – (Identified cost $10,803,024)		10,803,024
FEDERAL FARM CREDIT BANK – (7.91%)
2.5966% (1 month LIBOR + 18.5), 08/09/19 (a)	3,307,000	3,307,809
2.4455% (3 month LIBOR – 13), 02/03/20 (a)	4,000,000	4,001,767
2.4616% (1 month LIBOR + 5), 02/10/20 (a)	3,910,000	3,911,733
2.4334% (1 month LIBOR + 5), 02/21/20 (a)	1,250,000	1,250,615
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $12,471,924)		12,471,924
FEDERAL HOME LOAN BANK – (30.52%)
Discount Note, 2.1577%, 08/20/19 (b)	5,000,000	4,985,069
1.03%, 07/12/19	2,000,000	1,999,029
1.20%, 07/26/19	1,000,000	999,015
2.334% (1 month LIBOR – 6), 09/16/19 (a)	1,725,000	1,724,894
1.00%, 09/26/19	2,000,000	1,992,719
1.50%, 09/27/19	3,000,000	2,992,073
2.00%, 10/24/19	2,700,000	2,698,733
2.382% (1 month LIBOR – 3), 11/08/19 (a)	10,000,000	10,000,265
2.371% (1 month LIBOR – 5), 12/06/19 (a)	1,050,000	1,049,846
2.45% (SOFRRATE + 3), 12/06/19 (a)	4,000,000	4,000,000
1.25%, 12/30/19	5,000,000	4,968,442
2.329% (1 month LIBOR – 9), 02/07/20 (a)	2,100,000	2,098,909
2.15%, 02/14/20	1,855,000	1,850,129
2.357% (3 month LIBOR – 24), 04/13/20 (a)	2,000,000	1,998,311
2.51%, 05/28/20	2,500,000	2,500,000
4.625%, 06/12/20	1,000,000	1,024,408
2.125%, 06/26/20	1,200,000	1,200,000
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $48,081,842)		48,081,842
FREDDIE MAC – (8.82%)
2.4328% (3 month LIBOR – 16.5), 07/05/19 (a)	8,402,000	8,402,076
1.45%, 11/21/19	500,000	497,881
2.51%, 04/02/20	5,000,000	4,999,198
TOTAL FREDDIE MAC – (Identified cost $13,899,155)		13,899,155

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	June 30, 2019 (Unaudited)

		Principal	Value (Note 1)
REPURCHASE AGREEMENTS – (40.78%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.57%, 07/01/19, dated 06/28/19, repurchase value of $21,127,524 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 07/09/19-03/20/69, total market value $21,545,460)	$21,123,000	$21,123,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.50%, 07/01/19, dated 06/28/19, repurchase value of $14,966,117 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-6.50%, 10/01/23-07/01/49, total market value $15,262,260)	14,963,000	14,963,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.56%, 07/01/19, dated 06/28/19, repurchase value of $28,169,008 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.25%-3.06%, 01/01/23-09/01/32, total market value $28,726,260)	28,163,000	28,163,000
		TOTAL REPURCHASE AGREEMENTS – (Identified cost $64,249,000)	64,249,000
	Total Investments – (94.89%) – (Identified cost $149,504,945)		149,504,945
	Other Assets Less Liabilities – (5.11%)		8,055,210
		Net Assets – (100.00%)	$157,560,155

(a)
The interest rates on floating rate securities, shown as of June 30, 2019, may change daily or less frequently and are based on a published reference rate and basis point spread. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	June 30, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (99.80%)
COMMUNICATION SERVICES – (2.99%)
Media & Entertainment – (2.99%)
Alphabet Inc., Class A *	11,974	$12,965,447
Alphabet Inc., Class C *	18,412	19,901,715
	Total Communication Services	32,867,162
FINANCIALS – (96.81%)
Banks – (35.28%)
Bank of America Corp.	558,140	16,186,060
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	846,462	28,745,850
Danske Bank A/S (Denmark)	516,500	8,163,567
DBS Group Holdings Ltd. (Singapore)	1,935,967	37,145,383
DNB ASA (Norway)	2,491,210	46,346,327
JPMorgan Chase & Co.	622,544	69,600,419
Metro Bank PLC (United Kingdom)*	1,507,050	10,057,424
PNC Financial Services Group, Inc.	197,596	27,125,979
U.S. Bancorp	1,602,128	83,951,507
Wells Fargo & Co.	1,268,489	60,024,899
		387,347,415
Diversified Financials – (38.51%)
Capital Markets – (17.20%)
Bank of New York Mellon Corp.	1,226,301	54,141,189
Charles Schwab Corp.	297,608	11,960,866
Goldman Sachs Group, Inc.	164,365	33,629,079
Julius Baer Group Ltd. (Switzerland)	882,304	39,279,791
KKR & Co. Inc., Class A	944,490	23,867,262
State Street Corp.	463,273	25,971,084
		188,849,271
Consumer Finance – (13.75%)
American Express Co.	552,762	68,232,941
Capital One Financial Corp.	911,941	82,749,527
		150,982,468
Diversified Financial Services – (7.56%)
Berkshire Hathaway Inc., Class A *	261	83,089,350
		422,921,089
Insurance – (23.02%)
Property & Casualty Insurance – (15.08%)
Chubb Ltd.	372,928	54,928,565
Loews Corp.	896,506	49,011,983
Markel Corp. *	56,601	61,672,450
		165,612,998
Reinsurance – (7.94%)
Alleghany Corp. *	48,910	33,313,090
Everest Re Group, Ltd.	90,761	22,434,304
Greenlight Capital Re, Ltd., Class A *	932,010	7,912,765

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	June 30, 2019 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	231,400	$23,524,007
			87,184,166
			252,797,164
		Total Financials	1,063,065,668
	TOTAL COMMON STOCK – (Identified cost $772,147,284)		1,095,932,830
SHORT-TERM INVESTMENTS – (0.24%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.57%, 07/01/19, dated 06/28/19, repurchase value of $849,182 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 07/09/19-03/20/69, total market value $865,980)	$849,000	849,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.50%, 07/01/19, dated 06/28/19, repurchase value of $601,125 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-4.582%, 08/15/35-11/20/62, total market value $613,020)	601,000	601,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.56%, 07/01/19, dated 06/28/19, repurchase value of $1,132,241 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.48%-4.50%, 10/01/26-06/01/49, total market value $1,154,640)	1,132,000	1,132,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,582,000)		2,582,000
	Total Investments – (100.04%) – (Identified cost $774,729,284)		1,098,514,830
	Liabilities Less Other Assets – (0.04%)		(398,279)
	Net Assets – (100.00%)		$1,098,116,551

*	Non-income producing security.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	June 30, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (72.36%)
COMMUNICATION SERVICES – (4.26%)
Media & Entertainment – (4.26%)
Alphabet Inc., Class C *	5,176	$5,594,790
Facebook, Inc., Class A *	12,822	2,474,646
	Total Communication Services	8,069,436
CONSUMER DISCRETIONARY – (3.39%)
Retailing – (3.39%)
Amazon.com, Inc. *	3,391	6,421,299
	Total Consumer Discretionary	6,421,299
ENERGY – (4.25%)
Apache Corp.	231,000	6,692,070
Encana Corp. (Canada)	268,058	1,375,138
	Total Energy	8,067,208
FINANCIALS – (37.35%)
Banks – (17.52%)
Bank of America Corp.	101,200	2,934,800
Danske Bank A/S (Denmark)	128,180	2,025,955
DBS Group Holdings Ltd. (Singapore)	204,700	3,927,577
DNB ASA (Norway)	298,860	5,559,974
JPMorgan Chase & Co.	33,493	3,744,518
U.S. Bancorp	135,455	7,097,842
Wells Fargo & Co.	167,358	7,919,381
		33,210,047
Diversified Financials – (14.23%)
Capital Markets – (2.78%)
Bank of New York Mellon Corp.	119,530	5,277,250
Consumer Finance – (5.91%)
American Express Co.	34,675	4,280,282
Capital One Financial Corp.	76,241	6,918,108
		11,198,390
Diversified Financial Services – (5.54%)
Berkshire Hathaway Inc., Class B *	49,306	10,510,560
		26,986,200
Insurance – (5.60%)
Life & Health Insurance – (1.82%)
AIA Group Ltd. (Hong Kong)	320,490	3,456,518
Property & Casualty Insurance – (1.97%)
Chubb Ltd.	25,365	3,736,011
Reinsurance – (1.81%)
Greenlight Capital Re, Ltd., Class A *	402,850	3,420,196
		10,612,725
	Total Financials	70,808,972
HEALTH CARE – (2.35%)
Health Care Equipment & Services – (2.35%)
Quest Diagnostics Inc.	43,840	4,463,350
	Total Health Care	4,463,350

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2019 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (6.79%)
Capital Goods – (6.79%)
Johnson Controls International plc	134,087	$5,539,134
United Technologies Corp.	56,399	7,343,150
	Total Industrials	12,882,284
INFORMATION TECHNOLOGY – (12.37%)
Semiconductors & Semiconductor Equipment – (9.30%)
Applied Materials, Inc.	152,808	6,862,607
Intel Corp.	113,420	5,429,415
Texas Instruments Inc.	46,443	5,329,799
		17,621,821
Software & Services – (3.07%)
Microsoft Corp.	43,481	5,824,715
	Total Information Technology	23,446,536
MATERIALS – (1.60%)
LafargeHolcim Ltd. (Switzerland)	62,089	3,031,625
	Total Materials	3,031,625
TOTAL COMMON STOCK – (Identified cost $135,084,585)		137,190,710
CORPORATE BONDS – (16.47%)
COMMUNICATION SERVICES – (3.18%)
Media & Entertainment – (0.79%)
Discovery Communications LLC, Sr. Notes, 2.20%, 09/20/19	$1,500,000	1,497,966
Telecommunication Services – (2.39%)
AT&T Inc., Sr. Notes, 3.5468% (3 month LIBOR + 95), 07/15/21 (a)	1,000,000	1,009,063
Verizon Communications Inc., Sr. Notes, 3.0734% (3 month LIBOR + 55), 05/22/20 (a)	3,500,000	3,513,898
		4,522,961
	Total Communication Services	6,020,927
CONSUMER STAPLES – (1.08%)
Food, Beverage & Tobacco – (1.08%)
Ingredion Inc., Sr. Notes, 4.625%, 11/01/20	2,000,000	2,054,785
	Total Consumer Staples	2,054,785
FINANCIALS – (5.57%)
Diversified Financials – (5.57%)
Capital Markets – (0.39%)
Goldman Sachs Group, Inc., 4.1968% (3 month LIBOR + 160), 07/15/20 (a)	735,000	741,660
Consumer Finance – (3.56%)
Capital One N.A., Sr. Notes, 3.7328% (3 month LIBOR + 115), 01/30/23 (a)	2,800,000	2,826,401
General Motors Financial Co., Inc., Sr. Notes, 3.1051% (3 month LIBOR + 54), 11/06/20 (a)	3,941,000	3,928,287
		6,754,688
Mortgage Real Estate Investment Trusts (REITs) – (1.62%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (b)	10,210,000	3,063,000
	Total Financials	10,559,348
HEALTH CARE – (1.55%)
Health Care Equipment & Services – (1.55%)
CVS Health Corp., Sr. Notes, 5.00%, 12/01/24	2,000,000	2,184,663

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2019 (Unaudited)

	Principal	Value (Note 1)
CORPORATE BONDS – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
CVS Health Corp., Sr. Notes, 3.875%, 07/20/25	$725,000	$757,638
	Total Health Care	2,942,301
INDUSTRIALS – (1.81%)
Capital Goods – (1.67%)
General Electric Co., Sr. Notes, 5.35%, 10/15/20	1,000,000	1,028,004
General Electric Co., Sr. Notes, 3.5968% (3 month LIBOR + 100), 04/15/23 (a)	2,165,000	2,130,869
		3,158,873
Transportation – (0.14%)
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust, 4.575%, 01/15/21	267,237	271,372
	Total Industrials	3,430,245
INFORMATION TECHNOLOGY – (1.96%)
Software & Services – (1.96%)
Oracle Corp., Sr. Notes, 1.90%, 09/15/21	3,725,000	3,707,418
	Total Information Technology	3,707,418
MATERIALS – (1.32%)
Allegheny Technologies, Inc., Sr. Notes, 5.95%, 01/15/21	2,429,000	2,507,942
	Total Materials	2,507,942
TOTAL CORPORATE BONDS – (Identified cost $35,632,653)		31,222,966
MORTGAGES – (7.79%)
Fannie Mae, 4.50%, 10/01/33, Pool No. AL8809	1,732,043	1,850,251
Freddie Mac, 5.00%, 06/01/44, Pool No. G60660	2,049,358	2,202,872
Freddie Mac Multifamily Structured Pass-Through, 3.13%, 06/25/21	3,553,000	3,604,981
Ginnie Mae, Series 2009-31, 4.50%, 06/20/38	942,926	963,218
Ginnie Mae, Series 2017-H06, 3.222% (12 month LIBOR + 22), 02/20/67 (a)	3,315,108	3,243,054
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016- JP2, Class A2, 2.4751%, 08/15/49	2,913,000	2,914,107
TOTAL MORTGAGES – (Identified cost $14,896,503)		14,778,483
U.S. GOVERNMENT – (1.56%)
U.S. Treasury Note/Bond, 1.125%, 06/30/21	2,990,000	2,953,559
TOTAL U.S. GOVERNMENT – (Identified cost $2,997,128)		2,953,559
SHORT-TERM INVESTMENTS – (0.10%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.57%, 07/01/19, dated 06/28/19, repurchase value of $66,014 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 07/09/19-03/20/69, total market value $67,320)	66,000	66,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.50%, 07/01/19, dated 06/28/19, repurchase value of $46,010 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 3.50%, 01/01/26, total market value $46,920)	46,000	46,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2019 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.56%, 07/01/19, dated 06/28/19, repurchase value of $88,019 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%, 06/01/39, total market value $89,760)	$88,000	$88,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $200,000)	200,000
		Total Investments – (98.28%) – (Identified cost $188,810,869)	186,345,718
		Other Assets Less Liabilities – (1.72%)	3,253,322
		Net Assets – (100.00%)	$189,599,040

*	Non-income producing security.

(a)	The interest rates on floating rate securities, shown as of June 30, 2019, may change daily or less frequently and are based on a published reference rate and basis point spread.

(b)	This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	June 30, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (93.12%)
REAL ESTATE – (93.12%)
Equity Real Estate Investment Trusts (REITs) – (93.12%)
Diversified REITs – (2.41%)
Alexander & Baldwin, Inc.	54,050	$1,248,555
Liberty Property Trust	52,470	2,625,599
STORE Capital Corp.	73,530	2,440,460
		6,314,614
Health Care REITs – (7.03%)
HCP, Inc.	153,970	4,923,961
Ventas, Inc.	119,670	8,179,444
Welltower Inc.	64,920	5,292,928
		18,396,333
Hotel & Resort REITs – (2.27%)
Host Hotels & Resorts Inc.	232,231	4,231,249
Ryman Hospitality Properties, Inc.	21,000	1,702,890
		5,934,139
Industrial REITs – (10.53%)
EastGroup Properties, Inc.	10,586	1,227,764
First Industrial Realty Trust, Inc.	31,250	1,148,125
Prologis, Inc.	154,200	12,351,420
Rexford Industrial Realty, Inc.	164,308	6,633,114
Terreno Realty Corp.	126,099	6,183,895
		27,544,318
Office REITs – (15.19%)
Alexandria Real Estate Equities, Inc.	55,263	7,797,057
Boston Properties, Inc.	68,726	8,865,654
Brandywine Realty Trust	242,800	3,476,896
Cousins Properties, Inc.	92,439	3,343,519
Great Portland Estates PLC (United Kingdom)	326,506	2,836,179
Hudson Pacific Properties, Inc.	231,430	7,699,676
SL Green Realty Corp.	28,680	2,305,011
Vornado Realty Trust	53,117	3,404,800
		39,728,792
Residential REITs – (21.45%)
American Campus Communities, Inc.	163,181	7,532,435
American Homes 4 Rent, Class A	66,790	1,623,665
AvalonBay Communities, Inc.	70,708	14,366,451
Camden Property Trust	75,995	7,933,118
Equity LifeStyle Properties, Inc.	27,470	3,333,210
Equity Residential	93,585	7,104,973
Essex Property Trust, Inc.	27,614	8,061,355
Invitation Homes Inc.	55,960	1,495,811
Mid-America Apartment Communities, Inc.	11,120	1,309,491
Sun Communities, Inc.	26,020	3,335,504
		56,096,013
Retail REITs – (16.11%)
Acadia Realty Trust	240,811	6,590,997
Brixmor Property Group, Inc.	264,640	4,731,763

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	June 30, 2019 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Federal Realty Investment Trust	46,949	$6,045,153
Macerich Co.	32,710	1,095,458
Regency Centers Corp.	98,260	6,557,873
Retail Opportunity Investments Corp.	137,694	2,358,698
Simon Property Group, Inc.	92,416	14,764,380
		42,144,322
Specialized REITs – (18.13%)
CoreSite Realty Corp.	36,930	4,253,228
Crown Castle International Corp.	58,405	7,613,092
CubeSmart	51,880	1,734,867
Digital Realty Trust, Inc.	64,850	7,638,682
Equinix, Inc.	25,540	12,879,567
Extra Space Storage Inc.	40,167	4,261,719
Life Storage, Inc.	21,380	2,032,810
Public Storage	29,461	7,016,726
		47,430,691
	Total Real Estate	243,589,222
TOTAL COMMON STOCK – (Identified cost $212,866,949)		243,589,222
PREFERRED STOCK – (0.32%)
REAL ESTATE – (0.32%)
Equity Real Estate Investment Trusts (REITs) – (0.32%)
Retail REITs – (0.32%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	49,855	398,840
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	58,513	441,188
	Total Real Estate	840,028
TOTAL PREFERRED STOCK – (Identified cost $1,457,822)		840,028
SHORT-TERM INVESTMENTS – (6.24%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.57%, 07/01/19, dated 06/28/19, repurchase value of $5,366,149 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 07/09/19-03/20/69, total market value $5,472,300)	$5,365,000	5,365,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.50%, 07/01/19, dated 06/28/19, repurchase value of $3,800,792 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.125%-5.00%, 08/31/21-04/15/60, total market value $3,876,000)	3,800,000	3,800,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	June 30, 2019 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.56%, 07/01/19, dated 06/28/19, repurchase value of $7,154,526 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.48%-4.50%, 04/01/25-06/01/49, total market value $7,296,060)	$7,153,000	$7,153,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $16,318,000)	16,318,000
	Total Investments – (99.68%) – (Identified cost $230,642,771)	260,747,250
	Other Assets Less Liabilities – (0.32%)	847,106
	Net Assets – (100.00%)	$261,594,356

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Assets and Liabilities
At June 30, 2019 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
ASSETS:
Investments in securities, at value* (see accompanying Schedules of Investments):
Unaffiliated investments	$499,708,944	$25,749,818	$85,255,945	$1,095,932,830	$186,145,718	$244,429,250
Repurchase agreements	26,248,000	3,185,000	64,249,000	2,582,000	200,000	16,318,000
Cash	21,024	84	358	1,071	5,036	911
Receivables:
Capital stock sold	132,824	8,565	7,924,685	824,327	73,402	172,663
Dividends and interest	146,639	64,648	294,256	1,730,101	456,519	969,460
Investment securities sold	–	–	–	–	4,378,922	–
Prepaid expenses	5,749	437	2,018	9,756	2,524	2,458
Due from Adviser	–	5,600	–	–	–	765
Total assets	526,263,180	29,014,152	157,726,262	1,101,080,085	191,262,121	261,893,507
LIABILITIES:
Payables:
Capital stock redeemed	3,470,877	61,195	66,334	1,974,297	257,543	64,369
Distributions payable	–	10,048	3,851	–	–	–
Investment securities purchased	–	–	–	–	1,247,023	–
Accrued custodian fees	39,500	4,882	17,200	45,000	9,296	9,905
Accrued distribution and service plan fees	119,237	7,603	–	255,180	44,198	48,688
Accrued investment advisory fees	242,543	7,700	43,944	509,596	85,941	118,844
Accrued transfer agent fees	74,715	8,853	24,729	167,809	18,641	39,355
Other accrued expenses	17,741	9,000	10,049	11,652	439	17,990
Total liabilities	3,964,613	109,281	166,107	2,963,534	1,663,081	299,151
NET ASSETS	$522,298,567	$28,904,871	$157,560,155	$1,098,116,551	$189,599,040	$261,594,356
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$164,582	$53,829	$1,575,602	$233,694	$47,264	$61,773
Additional paid-in capital	408,072,093	33,225,425	155,952,330	721,421,739	190,456,174	226,289,656
Distributable earnings (losses)	114,061,892	(4,374,383)	32,223	376,461,118	(904,398)	35,242,927
Net Assets	$522,298,567	$28,904,871	$157,560,155	$1,098,116,551	$189,599,040	$261,594,356

*Including:
Cost of unaffiliated investments	$409,373,461	$25,515,378	$85,255,945	$772,147,284	$188,610,869	$214,324,771
Cost of repurchase agreements	26,248,000	3,185,000	64,249,000	2,582,000	200,000	16,318,000

DAVIS SERIES, INC.	Statements of Assets and Liabilities – (Continued)
At June 30, 2019 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund		Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
CLASS A SHARES:
Net assets	$298,768,919	$25,669,983		$145,758,153	$459,954,624	$113,414,599	$156,200,595
Shares outstanding	9,461,313	4,783,043		145,758,153	9,693,287	2,831,964	3,708,297
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$31.58	$5.37		$1.00	$47.45	$40.05	$42.12
Maximum offering price per share (100/95.25 of net asset value)†	$33.15	$5.64	$	NA	$49.82	$42.05	$44.22
CLASS C SHARES:
Net assets	$29,366,057	$1,049,128		$2,351,570	$122,735,935	$9,797,261	$7,043,319
Shares outstanding	1,184,968	195,835		2,351,570	3,161,680	243,954	167,289
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$24.78	$5.36		$1.00	$38.82	$40.16	$42.10
CLASS Y SHARES:
Net assets	$194,163,591	$2,185,760		$9,450,432	$515,425,992	$66,387,180	$98,350,442
Shares outstanding	5,811,948	404,027		9,450,432	10,514,424	1,650,478	2,301,708
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$33.41	$5.41		$1.00	$49.02	$40.22	$42.73

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Operations
For the six months ended June 30, 2019 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
INVESTMENT INCOME:
Income:
Dividends*	$4,037,269	$–	$–	$15,333,799	$1,750,862	$4,020,602
Interest	234,749	424,859	1,881,065	47,035	844,045	90,971
Total income	4,272,018	424,859	1,881,065	15,380,834	2,594,907	4,111,573
Expenses:
Investment advisory fees (Note 3)	1,497,082	46,288	229,102	3,060,889	518,738	638,386
Custodian fees	48,745	4,322	28,253	95,764	14,616	14,053
Transfer agent fees:
Class A	145,942	29,011	69,363	268,151	61,419	98,172
Class C	19,422	4,230	1,277	68,397	7,161	6,554
Class Y	83,835	2,986	4,347	292,065	9,267	38,354
Audit fees	12,925	9,400	12,338	17,625	12,925	17,038
Legal fees	6,684	390	1,835	13,644	2,271	2,750
Accounting fees (Note 3)	10,998	1,002	3,000	22,998	3,000	3,000
Reports to shareholders	19,199	2,300	3,200	49,500	5,915	8,400
Directors’ fees and expenses	32,426	4,892	10,735	64,553	13,234	15,256
Registration and filing fees	31,500	23,000	26,062	43,125	23,250	25,792
Excise tax expense (Note 1)	–	–	–	–	30,019	–
Miscellaneous	21,013	9,517	8,218	34,452	4,434	12,409
Distribution and service plan fees (Note 3):
Class A	340,972	26,144	–	517,043	134,977	151,779
Class C	159,440	6,839	–	627,582	53,049	35,101
Total expenses	2,430,183	170,321	397,730	5,175,788	894,275	1,067,044
Reimbursement of expenses by Adviser (Note 3)	–	(5,600)	–	–	–	(765)
Net expenses	2,430,183	164,721	397,730	5,175,788	894,275	1,066,279
Net investment income	1,841,835	260,138	1,483,335	10,205,046	1,700,632	3,045,294
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	(1,928,393)	22,563	–	31,268,191	133,407	(184,188)
Foreign currency transactions	(10,355)	–	–	(28,847)	587	(175)
Net realized gain (loss)	(1,938,748)	22,563	–	31,239,344	133,994	(184,363)
Net change in unrealized appreciation (depreciation)	63,524,539	415,500	–	89,315,928	17,910,812	33,870,591
Net realized and unrealized gain on investments and foreign currency transactions	61,585,791	438,063	–	120,555,272	18,044,806	33,686,228
Net increase in net assets resulting from operations	$63,427,626	$698,201	$1,483,335	$130,760,318	$19,745,438	$36,731,522
*Net of foreign taxes withheld of	$90,749	$–	$–	$889,249	$96,800	$4,872

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the six months ended June 30, 2019 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
OPERATIONS:
Net investment income	$1,841,835	$260,138	$1,483,335	$10,205,046	$1,700,632	$3,045,294
Net realized gain (loss) from investments and foreign currency transactions	(1,938,748)	22,563	–	31,239,344	133,994	(184,363)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	63,524,539	415,500	–	89,315,928	17,910,812	33,870,591
Net increase in net assets resulting from operations	63,427,626	698,201	1,483,335	130,760,318	19,745,438	36,731,522
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	–	(230,688)	(1,372,358)	–	(573,706)	(955,049)
Class C	–	(6,541)	(25,187)	–	(11,633)	(15,911)
Class Y	–	(20,639)	(85,790)	–	(437,063)	(663,170)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(27,570,837)	(21,092)	(26,284,264)	(58,939,028)	(6,506,454)	9,091,917
Class C	(7,602,368)	(993,137)	(1,320,082)	(13,773,543)	(2,471,198)	(337,074)
Class Y	(27,998,399)	176,109	1,475,194	(41,631,534)	(634,241)	23,837,478
Total increase (decrease) in net assets	256,022	(397,787)	(26,129,152)	16,416,213	9,111,143	67,689,713
NET ASSETS:
Beginning of period	522,042,545	29,302,658	183,689,307	1,081,700,338	180,487,897	193,904,643
End of period	$522,298,567	$28,904,871	$157,560,155	$1,098,116,551	$189,599,040	$261,594,356

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2018

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
OPERATIONS:
Net investment income	$1,966,687	$253,806	$2,429,558	$14,486,233	$2,097,508	$4,187,802
Net realized gain (loss) from investments and foreign currency transactions	85,830,508	(115,391)	–	103,026,374	31,448,048	6,702,657
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(169,343,952)	(9,540)	–	(272,116,915)	(48,173,528)	(20,890,669)
Net increase (decrease) in net assets resulting from operations	(81,546,757)	128,875	2,429,558	(154,604,308)	(14,627,972)	(10,000,210)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(36,729,392)	(297,467)	(2,291,794)	(39,185,689)	(1,055,996)	(7,222,337)
Class C	(5,183,474)	(4,514)	(38,347)	(11,574,857)	(42,829)	(299,693)
Class Y	(25,071,408)	(29,245)	(99,417)	(44,410,103)	(871,265)	(3,671,843)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	48,746,727	1,266,946	(28,275,265)	(61,218,559)	21,584,647	1,020,095
Class C	(58,163,092)	(3,062,603)	(629,278)	(25,215,408)	(23,410,081)	(9,443,712)
Class Y	4,417,253	(495,809)	(160,771)	43,615,074	(2,536,930)	20,667,628
Total decrease in net assets	(153,530,143)	(2,493,817)	(29,065,314)	(292,593,850)	(20,960,426)	(8,950,072)
NET ASSETS:
Beginning of year	675,572,688	31,796,475	212,754,621	1,374,294,188	201,448,323	202,854,715
End of year	$522,042,545	$29,302,658	$183,689,307	$1,081,700,338	$180,487,897	$193,904,643

See Notes to Financial Statements

DAVIS SERIES, INC.	Statement of Cash Flows
For the six months ended June 30, 2019 (Unaudited)

Davis Opportunity Fund

CASH FLOW FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$63,427,626
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchase of investment securities	(45,168,569)
Proceeds from sales of investment securities	104,017,666
Short-term investment securities, net	(4,777,000)
Net realized loss on investment transaction	1,928,393
Net change in unrealized appreciation (depreciation) on investment transactions	(63,524,539)
Change in assets:
Dividends and interest	176,965
Decrease in other assets	11,367
Change in liabilities
Decrease in other liabilities	(95,550)
Net cash from operating activities	55,996,359
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from shares sold	35,952,072
Payments on shares redeemed	(91,945,642)
Net cash from financing activities	(55,993,570)
Net increase in cash	2,789
Cash, beginning balance	18,235
Cash, ending balance	$21,024

See Notes to Financial Statements

DAVIS SERIES, INC.	Notes to Financial Statements
June 30, 2019 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Series, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940 (“1940 Act”) as amended, as an open-end management investment company. The Company follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund are diversified under the 1940 Act. Davis Financial Fund is non-diversified under the 1940 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively “Funds”):

Davis Opportunity Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

Davis Government Bond Fund seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.

Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

It invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.

Davis Financial Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities and will concentrate investments in companies principally engaged in the banking, insurance, and financial service industries.

Davis Appreciation & Income Fund seeks to achieve total return through a combination of growth and income. Under normal circumstances, the Fund invests in a diversified portfolio of common stock, preferred stock, and fixed income securities, which could consist of both investment grade and high-yield, high-risk debt securities (“junk bonds”). The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of June 30, 2019, the value of defaulted securities amounted to $3,063,000 (cost: $7,650,174) or 1.62% of the Fund’s net assets.

Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of any of its series will be achieved.

The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares. Class A shares are sold with a front-end sales charge, except for shares of Davis Government Money Market Fund, which are sold at net asset value. Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Effective July 1, 2018, Class C shares automatically convert to Class A shares after 10 years. Any existing Class C shares held longer than 10 years as of July 1, 2018 converted in July 2018. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All expenses for Davis Government Money Market Fund are allocated evenly across all classes of shares based upon the relative portion of net assets represented by each class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2019 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2019 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2019 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$37,179,675	$–	$–	$32,867,162	$8,069,436	$–
Consumer Discretionary	59,392,978	–	–	–	6,421,299	–
Energy	58,230,191	–	–	–	8,067,208	–
Financials	73,507,712	–	–	1,063,065,668	70,808,972	–
Health Care	71,639,017	–	–	–	4,463,350	–
Industrials	84,464,226	–	–	–	12,882,284	–
Information Technology	56,568,991	–	–	–	23,446,536	–
Materials	–	–	–	–	3,031,625	–
Real Estate	–	–	–	–	–	243,589,222
Preferred Stock:
Real Estate	–	–	–	–	–	840,028
Total Level 1	440,982,790	–	–	1,095,932,830	137,190,710	244,429,250
Level 2 – Other Significant
Observable Inputs:
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	25,749,818	–	–	17,732,042	–
Short-term	–	–	85,255,945	–	–	–
Corporate debt securities	–	–	–	–	31,222,966	–
Short-term securities	26,248,000	3,185,000	64,249,000	2,582,000	200,000	16,318,000
Total Level 2	26,248,000	28,934,818	149,504,945	2,582,000	49,155,008	16,318,000
Level 3 – Significant Unobservable
Inputs:
Common Stock:
Communication Services	119,427	–	–	–	–	–
Preferred Stock:
Consumer Discretionary	10,144,257	–	–	–	–	–
Industrials	48,462,470	–	–	–	–	–
Total Level 3	58,726,154	–	–	–	–	–
Total Investments	$525,956,944	$28,934,818	$149,504,945	$1,098,514,830	$186,345,718	$260,747,250

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2019. The net change in unrealized appreciation (depreciation) during the six months on Level 3 securities still held at June 30, 2019 for Davis Opportunity Fund was $(452,934). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

	Beginning Balance January 1, 2019	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance June 30, 2019
Davis Opportunity Fund
Investments in Securities:
Common Stock	$113,493	$–	$5,934	$–	$–	$119,427
Preferred Stock	59,065,595	–	(458,868)	–	–	58,606,727
Total Level 3	$59,179,088	$–	$(452,934)	$–	$–	$58,726,154

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2019 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable	Amount or	Impact to Valuation from
	June 30, 2019	Technique	Input(s)	Range	an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$119,427	Discounted Cash Flow	Annualized Yield	3.139%	Decrease

Preferred Stock	21,851,517	Market Approach	Volume-Weighted Transaction Price	$46.00-$48.39	Increase

Preferred Stock	26,610,953	Market Approach	Transaction Price	$6.1629	Increase

Preferred Stock	10,144,257	Market Approach	Volume-Weighted Transaction Price	$3.4822-$4.2843	Increase
Total Level 3	$58,726,154

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds’ investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Funds.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2019 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income tax is required. Davis Appreciation & Income Fund incurred a 2018 excise tax liability of $30,019 during the six months ended June 30, 2019. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2019, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2015.

Capital losses will be carried forward to future years if not offset by gains. At December 31, 2018, Davis Government Bond Fund had $2,723,553 short-term and $1,907,838 long-term unused capital loss carryforwards available for federal income tax purposes.

At June 30, 2019, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Unrealized appreciation	$135,916,872	$295,148	$–	$346,582,314	$13,429,686	$36,104,062
Unrealized depreciation	(46,423,011)	(60,708)	–	(24,051,023)	(16,284,662)	(6,051,079)
Net unrealized appreciation (depreciation)	$89,493,861	$234,440	$–	$322,531,291	$(2,854,976)	$30,052,983

Aggregate cost	$436,463,083	$28,700,378	$149,504,945	$775,983,539	$189,200,694	$230,694,267

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, corporate actions, paydowns on fixed income securities, foreign currency transactions, Directors’ deferred compensation, net operating losses, passive foreign investment company shares, partnership income, equalization accounting for tax purposes, and distributions from real estate investment trusts. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2019 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2019 were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Cost of purchases	$45,168,569	$8,756,138	$29,807,830	$20,919,712	$28,213,432
Proceeds from sales	104,017,666	3,359,241	133,381,561	15,472,051	9,230,075

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

As of June 30, 2019, related shareholders with greater than 20% of outstanding shares were as follows:

Davis Government	Davis Appreciation
Money Market Fund	& Income Fund
26%	23%

Investment activities of this shareholder could have a material impact on the Funds.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund is 0.55% of the average net assets for each Fund. The annual rate for Davis Government Bond Fund and Davis Government Money Market Fund is 0.30% of the average net assets for each Fund.

Transfer Agent and Accounting Fees - DST Asset Manager Solutions, Inc. is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain transfer agent and accounting services.

	Six months ended June 30, 2019 (Unaudited)
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money	Financial	& Income	Real Estate
	Fund	Bond Fund	Market Fund	Fund	Fund	Fund
Transfer agent fees paid to Adviser	$25,182	$3,777	$7,653	$73,177	$10,017	$18,414
Accounting fees paid to Adviser	10,998	1,002	3,000	22,998	3,000	3,000

Waivers and Reimbursement of Expenses - The Adviser is contractually committed to reimburse Davis Government Bond Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.05%; Class C shares, 1.80%; Class Y shares, 0.80%) and Davis Real Estate Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class C shares, 1.80%). Effective July 1, 2019, the Adviser is contractually committed to reimburse Davis Appreciation & Income Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class C shares, 1.80%). During the six months ended June 30, 2019, such reimbursements for Class A, Class C, and Class Y shares of Davis Government Bond Fund amounted to $900, $3,240, and $1,460, respectively, and Class C shares of Davis Real Estate Fund amounted to $765.

The Adviser is contractually committed to waive fees and/or reimburse Davis Government Money Market Fund’s expenses such that investment income will not be less than zero until May 1, 2020.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2019 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Waivers and Reimbursement of Expenses - (Continued)

The Adviser may recapture from the assets of Davis Government Money Market Fund any of the operating expenses it has reimbursed (but not any of the advisory fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs. Any potential recovery is limited to an amount such that (i) the Fund’s net investment income will not be less than zero for any class of shares; and (ii) may not exceed 0.10% of net assets (ten basis points) in any calendar year. This recapture could negatively affect the Fund’s future yield.

Distribution and Service Plan Fees - The Funds have adopted separate Distribution Plans (“12b-1 Plans”) for Class A and Class C shares. Under the 12b-1 Plans, the Funds (other than Davis Government Money Market Fund) reimburse Davis Distributors, LLC (“Distributor”), the Funds’ Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds (other than Davis Government Money Market Fund) pays the Distributor a 12b-1 fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12b-1 fee on Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

	Six months ended June 30, 2019 (Unaudited)
	Davis	Davis Government	Davis	Davis Appreciation	Davis Real
	Opportunity Fund	Bond Fund	Financial Fund	& Income Fund	Estate Fund
Distribution fees:
Class C	$119,580	$5,129	$470,687	$39,787	$26,326
Service fees:
Class A	340,972	26,144	517,043	134,977	151,779
Class C	39,860	1,710	156,895	13,262	8,775

The shareholders of Davis Government Money Market Fund have adopted a Distribution Plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Funds (other than Davis Government Money Market Fund) are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares (other than Davis Government Money Market Fund) within the first year of the original purchase.

The Distributor received commissions earned on sales of Class A shares of the Funds (other than Davis Government Money Market Fund) of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Funds (other than Davis Government Money Market Fund) are re-allowed to qualified selling dealers.

	Six months ended June 30, 2019 (Unaudited)
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Class A commissions retained by the Distributor	$6,813	$400	$14,004	$4,324	$3,927
Class A commissions re-allowed to investment dealers	34,190	2,346	76,761	24,290	31,440
Total commissions earned on sales of Class A	$41,003	$2,746	$90,765	$28,614	$35,367
Class C commission advances by the Distributor	$8,178	$14	$38,660	$1,483	$4,683
Class C CDSCs received by the Distributor	1,039	–	6,369	476	73

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2019 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2019, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 450 million shares each are designated to Davis Opportunity Fund, Davis Financial Fund, and Davis Appreciation & Income Fund, 350 million shares each are designated to Davis Government Bond Fund and Davis Real Estate Fund, and 4.6 billion shares are designated to Davis Government Money Market Fund. Transactions in capital stock were as follows:

	Six months ended June 30, 2019 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares: Class A	311,737	–	(1,206,615)	(894,878)
Class C	63,526	–	(377,581)	(314,055)
Class Y	544,565	–	(1,396,495)	(851,930)
Value: Class A	$9,648,521	$–	$(37,219,358)	$(27,570,837)
Class C	1,553,991	–	(9,156,359)	(7,602,368)
Class Y	17,470,920	–	(45,469,319)	(27,998,399)

Davis Government Bond Fund
Shares: Class A	2,723,594	40,281	(2,759,148)	4,727
Class C	33,308	1,160	(222,101)	(187,633)
Class Y	90,254	3,820	(61,153)	32,921
Value: Class A	$14,442,737	$214,534	$(14,678,363)	$(21,092)
Class C	177,087	6,156	(1,176,380)	(993,137)
Class Y	482,800	20,498	(327,189)	176,109

Davis Government Money Market Fund
Shares: Class A	98,582,015	1,334,133	(126,200,412)	(26,284,264)
Class C	240,924	24,984	(1,585,990)	(1,320,082)
Class Y	2,324,990	85,797	(935,593)	1,475,194
Value: Class A	$98,582,015	$1,334,133	$(126,200,412)	$(26,284,264)
Class C	240,924	24,984	(1,585,990)	(1,320,082)
Class Y	2,324,990	85,797	(935,593)	1,475,194

Davis Financial Fund
Shares: Class A	551,315	–	(1,829,067)	(1,277,752)
Class C	405,623	–	(769,681)	(364,058)
Class Y	1,410,366	–	(2,293,592)	(883,226)
Value: Class A	$25,366,708	$–	$(84,305,736)	$(58,939,028)
Class C	15,287,922	–	(29,061,465)	(13,773,543)
Class Y	67,043,760	–	(108,675,294)	(41,631,534)

Davis Appreciation & Income Fund
Shares: Class A	72,760	13,489	(251,965)	(165,716)
Class C	9,059	259	(72,831)	(63,513)
Class Y	33,012	10,618	(61,195)	(17,565)
Value: Class A	$2,842,918	$536,200	$(9,885,572)	$(6,506,454)
Class C	347,521	10,331	(2,829,050)	(2,471,198)
Class Y	1,309,022	423,976	(2,367,239)	(634,241)

Davis Real Estate Fund
Shares: Class A	437,041	17,525	(235,645)	218,921
Class C	14,238	372	(22,670)	(8,060)
Class Y	667,541	13,578	(112,770)	568,349
Value: Class A	$17,915,405	$728,351	$(9,551,839)	$9,091,917
Class C	574,100	15,445	(926,619)	(337,074)
Class Y	27,969,484	572,254	(4,704,260)	23,837,478

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2019 (Unaudited)

NOTE 4 - CAPITAL STOCK – (CONTINUED)

	Year ended December 31, 2018
	Sold	Reinvestment of Distributions	Redeemed		Net Increase (Decrease)
Davis Opportunity Fund
Shares: Class A	2,705,653*	1,159,193	(2,300,756)		1,564,090
Class C	453,451	217,459	(2,439,457)	*	(1,768,547)
Class Y	2,162,041	775,197	(2,747,235)		190,003
Value: Class A	$97,345,741*	$34,219,383	$(82,818,397)		$48,746,727
Class C	11,893,982	5,060,269	(75,117,343)	*	(58,163,092)
Class Y	83,049,540	24,178,388	(102,810,675)		4,417,253

Davis Government Bond Fund
Shares: Class A	3,244,610*	51,715	(3,056,093)		240,232
Class C	229,467	786	(811,758)	*	(581,505)
Class Y	81,694	5,305	(180,040)		(93,041)
Value: Class A	$17,129,126*	$273,078	$(16,135,258)		$1,266,946
Class C	1,209,020	4,145	(4,275,768)	*	(3,062,603)
Class Y	434,589	28,234	(958,632)		(495,809)

Davis Government Money Market Fund
Shares: Class A	238,083,776*	2,257,988	(268,617,029)		(28,275,265)
Class C	3,335,328	37,537	(4,002,143)	*	(629,278)
Class Y	4,948,184	99,414	(5,208,369)		(160,771)
Value: Class A	$238,083,776*	$2,257,988	$(268,617,029)		$(28,275,265)
Class C	3,335,328	37,537	(4,002,143)	*	(629,278)
Class Y	4,948,184	99,414	(5,208,369)		(160,771)

Davis Financial Fund
Shares: Class A	2,364,878*	793,324	(4,243,014)		(1,084,812)
Class C	706,465	302,525	(1,581,205)	*	(572,215)
Class Y	4,831,096	878,261	(4,981,124)		728,233
Value: Class A	$122,308,259*	$34,826,984	$(218,353,802)		$(61,218,559)
Class C	30,235,327	10,915,105	(66,365,840)	*	(25,215,408)
Class Y	259,094,214	39,785,233	(255,264,373)		43,615,074

Davis Appreciation & Income Fund
Shares: Class A	996,522*	26,051	(482,322)		540,251
Class C	136,962	1,050	(698,547)	*	(560,535)
Class Y	152,500	21,966	(231,691)		(57,225)
Value: Class A	$39,579,043*	$987,810	$(18,982,206)		$21,584,647
Class C	5,222,086	38,934	(28,671,101)	*	(23,410,081)
Class Y	6,045,767	843,396	(9,426,093)		(2,536,930)

Davis Real Estate Fund
Shares: Class A	548,186*	152,182	(689,987)		10,381
Class C	44,341	8,093	(285,489)	*	(233,055)
Class Y	849,592	86,246	(408,118)		527,720
Value: Class A	$21,868,849*	$5,476,166	$(26,324,920)		$1,020,095
Class C	1,687,709	289,418	(11,420,839)	*	(9,443,712)
Class Y	33,833,903	3,153,873	(16,320,148)		20,667,628

* Includes Class C to Class A conversions as disclosed in Note 1 of the Notes to Financial Statements.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2019 (Unaudited)

NOTE 5 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund had no borrowings during the six months ended June 30, 2019.

NOTE 6 - SECURITIES LOANED

Davis Opportunity Fund and Davis Financial Fund have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2019, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities in Davis Opportunity Fund amounted to $58,726,154 or 11.24% of the Fund’s net assets as of June 30, 2019. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units/Shares	Cost per Unit/Share	Valuation per Unit/Share as of June 30, 2019
Davis Opportunity Fund	ASAC II L.P.	10/10/13	116,129	$1.00	$1.0284

Davis Opportunity Fund	Didi Chuxing Joint Co., Series A, Pfd.	07/27/15	416,153	$27.7507	$46.6114

Davis Opportunity Fund	Didi Chuxing Joint Co., Series B, Pfd.	05/16/17	52,649	$50.9321	$46.6114

Davis Opportunity Fund	Grab Holdings Inc., Series F, Pfd.	08/24/16	2,911,103	$4.8191	$6.1629

Davis Opportunity Fund	Grab Holdings Inc., Series G, Pfd.	08/02/17	1,406,824	$5.5419	$6.1629

Davis Opportunity Fund	Missfresh Ltd., Series E, Pfd.	08/30/18	2,487,069	$4.2843	$4.0788

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Six months ended June 30, 2019[d]	$28.10	$0.10[e]	$3.38	$3.48
Year ended December 31, 2018	$37.01	$0.11[e]	$(4.91)	$(4.80)
Year ended December 31, 2017	$30.90	$0.01[e]	$7.10	$7.11
Year ended December 31, 2016	$27.45	$0.01[e]	$4.20	$4.21
Year ended December 31, 2015	$31.73	$0.01[e]	$1.59	$1.60
Year ended December 31, 2014	$33.20	$–[e,g]	$2.36	$2.36
Davis Opportunity Fund Class C:
Six months ended June 30, 2019[d]	$22.14	$(0.02)[e]	$2.66	$2.64
Year ended December 31, 2018	$30.36	$(0.14)[e]	$(3.97)	$(4.11)
Year ended December 31, 2017	$25.66	$(0.21)[e]	$5.87	$5.66
Year ended December 31, 2016	$23.08	$(0.18)[e]	$3.52	$3.34
Year ended December 31, 2015	$27.79	$(0.22)[e]	$1.39	$1.17
Year ended December 31, 2014	$29.74	$(0.24)[e]	$2.10	$1.86
Davis Opportunity Fund Class Y:
Six months ended June 30, 2019[d]	$29.70	$0.14[e]	$3.57	$3.71
Year ended December 31, 2018	$38.77	$0.21[e]	$(5.17)	$(4.96)
Year ended December 31, 2017	$32.32	$0.10[e]	$7.44	$7.54
Year ended December 31, 2016	$28.61	$0.07[e]	$4.40	$4.47
Year ended December 31, 2015	$32.77	$0.08[e]	$1.64	$1.72
Year ended December 31, 2014	$34.17	$0.09[e]	$2.43	$2.52
Davis Government Bond Fund Class A:
Six months ended June 30, 2019[d]	$5.29	$0.04[e]	$0.08	$0.12
Year ended December 31, 2018	$5.33	$0.05[e]	$(0.03)	$0.02
Year ended December 31, 2017	$5.35	$0.01[e]	$–	$0.01
Year ended December 31, 2016	$5.40	$0.01[e]	$(0.02)	$(0.01)
Year ended December 31, 2015	$5.42	$0.01[e]	$0.01	$0.02
Year ended December 31, 2014	$5.42	$0.04[e]	$0.02	$0.06
Davis Government Bond Fund Class C:
Six months ended June 30, 2019[d]	$5.28	$0.02[e]	$0.09	$0.11
Year ended December 31, 2018	$5.31	$–[e,g]	$(0.02)	$(0.02)
Year ended December 31, 2017	$5.35	$(0.03)[e]	$(0.01)	$(0.04)
Year ended December 31, 2016	$5.40	$(0.03)[e]	$(0.02)	$(0.05)
Year ended December 31, 2015	$5.42	$(0.02)[e]	$–	$(0.02)
Year ended December 31, 2014	$5.42	$(0.01)[e]	$0.03	$0.02
Davis Government Bond Fund Class Y:
Six months ended June 30, 2019[d]	$5.34	$0.05[e]	$0.07	$0.12
Year ended December 31, 2018	$5.37	$0.06[e]	$(0.02)	$0.04
Year ended December 31, 2017	$5.40	$0.03[e]	$(0.02)	$0.01
Year ended December 31, 2016	$5.44	$0.03[e]	$(0.02)	$0.01
Year ended December 31, 2015	$5.47	$0.04[e]	$–	$0.04
Year ended December 31, 2014	$5.46	$0.06[e]	$0.03	$0.09

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$–	$–	$–	$–	$31.58	12.38%	$298,769	0.94%[f]	0.94%[f]	0.63%[f]	9%
$–	$(4.11)	$–	$(4.11)	$28.10	(13.50)%	$290,970	0.94%	0.94%	0.28%	44%
$(0.04)	$(0.96)	$–	$(1.00)	$37.01	23.09%	$325,410	0.95%	0.95%	0.03%	18%
$–	$(0.76)	$–	$(0.76)	$30.90	15.26%	$277,040	0.95%	0.95%	0.03%	61%
$–	$(5.88)	$–	$(5.88)	$27.45	4.91%	$267,348	0.96%	0.96%	0.02%	39%
$(0.02)	$(3.81)	$–	$(3.83)	$31.73	7.31%[h]	$305,755	0.97%	0.97%	0.01%	40%

$–	$–	$–	$–	$24.78	11.92%	$29,366	1.74%[f]	1.74%[f]	(0.17)%[f]	9%
$–	$(4.11)	$–	$(4.11)	$22.14	(14.19)%	$33,186	1.71%	1.71%	(0.49)%	44%
$–	$(0.96)	$–	$(0.96)	$30.36	22.16%	$99,190	1.73%	1.73%	(0.75)%	18%
$–	$(0.76)	$–	$(0.76)	$25.66	14.38%	$106,562	1.75%	1.74%	(0.76)%	61%
$–	$(5.88)	$–	$(5.88)	$23.08	4.05%	$102,653	1.75%	1.75%	(0.77)%	39%
$–	$(3.81)	$–	$(3.81)	$27.79	6.47%[h]	$103,635	1.75%	1.75%	(0.77)%	40%

$–	$–	$–	$–	$33.41	12.49%	$194,164	0.70%[f]	0.70%[f]	0.87%[f]	9%
$–	$(4.11)	$–	$(4.11)	$29.70	(13.30)%	$197,887	0.69%	0.69%	0.53%	44%
$(0.13)	$(0.96)	$–	$(1.09)	$38.77	23.42%	$250,973	0.70%	0.70%	0.28%	18%
$–	$(0.76)	$–	$(0.76)	$32.32	15.55%	$220,325	0.71%	0.70%	0.28%	61%
$–	$(5.88)	$–	$(5.88)	$28.61	5.12%	$166,721	0.73%	0.73%	0.25%	39%
$(0.11)	$(3.81)	$–	$(3.92)	$32.77	7.58%[h]	$169,390	0.72%	0.72%	0.26%	40%

$(0.04)	$–	$–	$(0.04)	$5.37	2.37%	$25,670	1.06%[f]	1.05%[f]	1.70%[f]	13%
$(0.06)	$–	$–	$(0.06)	$5.29	0.42%	$25,297	1.13%	1.12%	0.91%	28%
$(0.03)	$–	$–	$(0.03)	$5.33	0.21%	$24,178	1.14%	1.14%	0.24%	7%
$(0.04)	$–	$–	$(0.04)	$5.35	(0.26)%	$29,442	1.03%	0.97%	0.26%	65%
$(0.04)	$–	$–	$(0.04)	$5.40	0.38%	$30,733	1.05%	1.05%	0.25%	25%
$(0.06)	$–	$–	$(0.06)	$5.42	1.14%	$43,232	0.90%	0.90%	0.64%	53%

$(0.03)	$–	$–	$(0.03)	$5.36	2.00%	$1,049	2.27%[f]	1.80%[f]	0.95%[f]	13%
$(0.01)	$–	$–	$(0.01)	$5.28	(0.32)%	$2,026	1.98%	1.97%	0.06%	28%
$–	$–	$–	$–	$5.31	(0.75)%	$5,126	1.91%	1.91%	(0.53)%	7%
$–	$–	$–	$–	$5.35	(0.93)%	$9,294	1.81%	1.75%	(0.52)%	65%
$–[g]	$–	$–	$–[g]	$5.40	(0.29)%	$13,193	1.75%	1.75%	(0.45)%	25%
$(0.02)	$–	$–	$(0.02)	$5.42	0.31%	$10,113	1.69%	1.69%	(0.15)%	53%

$(0.05)	$–	$–	$(0.05)	$5.41	2.30%	$2,186	0.94%[f]	0.80%[f]	1.95%[f]	13%
$(0.07)	$–	$–	$(0.07)	$5.34	0.83%	$1,980	0.94%	0.91%	1.12%	28%
$(0.04)	$–	$–	$(0.04)	$5.37	0.27%	$2,493	0.91%	0.91%	0.47%	7%
$(0.05)	$–	$–	$(0.05)	$5.40	0.20%	$3,656	0.71%	0.65%	0.58%	65%
$(0.07)	$–	$–	$(0.07)	$5.44	0.68%	$14,180	0.57%	0.57%	0.73%	25%
$(0.08)	$–	$–	$(0.08)	$5.47	1.73%	$26,925	0.50%	0.50%	1.04%	53%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Government Money Market Fund Class A, C, and Y:
Six months ended June 30, 2019[d]	$1.000	$0.010	$–	$0.010
Year ended December 31, 2018	$1.000	$0.013	$–	$0.013
Year ended December 31, 2017	$1.000	$0.004	$–	$0.004
Year ended December 31, 2016	$1.000	$0.001	$–	$0.001
Year ended December 31, 2015	$1.000	$0.001	$–	$0.001
Year ended December 31, 2014	$1.000	$–[j]	$–	$–[j]
Davis Financial Fund Class A:
Six months ended June 30, 2019[d]	$42.20	$0.41[e]	$4.84	$5.25
Year ended December 31, 2018	$51.94	$0.54[e]	$(6.51)	$(5.97)
Year ended December 31, 2017	$44.57	$0.21[e]	$8.37	$8.58
Year ended December 31, 2016	$39.39	$0.29[e]	$5.64	$5.93
Year ended December 31, 2015	$39.59	$0.23[e]	$0.46	$0.69
Year ended December 31, 2014	$39.20	$0.29[e]	$4.80	$5.09
Davis Financial Fund Class C:
Six months ended June 30, 2019[d]	$34.67	$0.20[e]	$3.95	$4.15
Year ended December 31, 2018	$43.27	$0.12[e]	$(5.37)	$(5.25)
Year ended December 31, 2017	$37.44	$(0.13)[e]	$7.00	$6.87
Year ended December 31, 2016	$33.22	$(0.04)[e]	$4.72	$4.68
Year ended December 31, 2015	$33.63	$(0.11)[e]	$0.40	$0.29
Year ended December 31, 2014	$33.97	$(0.06)[e]	$4.14	$4.08
Davis Financial Fund Class Y:
Six months ended June 30, 2019[d]	$43.56	$0.48[e]	$4.98	$5.46
Year ended December 31, 2018	$53.50	$0.68[e]	$(6.71)	$(6.03)
Year ended December 31, 2017	$45.88	$0.34[e]	$8.62	$8.96
Year ended December 31, 2016	$40.52	$0.37[e]	$5.83	$6.20
Year ended December 31, 2015	$40.70	$0.29[e]	$0.49	$0.78
Year ended December 31, 2014	$40.18	$0.35[e]	$4.95	$5.30
Davis Appreciation & Income Fund Class A:
Six months ended June 30, 2019[d]	$36.23	$0.34[e]	$3.68	$4.02
Year ended December 31, 2018	$39.80	$0.42[e]	$(3.59)	$(3.17)
Year ended December 31, 2017	$34.51	$0.35[e]	$5.27	$5.62
Year ended December 31, 2016	$31.96	$0.32[e]	$2.61	$2.93
Year ended December 31, 2015	$36.02	$0.38[e]	$(4.06)	$(3.68)
Year ended December 31, 2014	$34.53	$0.38[e]	$1.48	$1.86
Davis Appreciation & Income Fund Class C:
Six months ended June 30, 2019[d]	$36.34	$0.18[e]	$3.69	$3.87
Year ended December 31, 2018	$39.94	$0.15[e]	$(3.63)	$(3.48)
Year ended December 31, 2017	$34.64	$0.10[e]	$5.26	$5.36
Year ended December 31, 2016	$32.08	$0.04[e]	$2.63	$2.67
Year ended December 31, 2015	$36.15	$0.08[e]	$(4.07)	$(3.99)
Year ended December 31, 2014	$34.69	$0.07[e]	$1.49	$1.56
Davis Appreciation & Income Fund Class Y:
Six months ended June 30, 2019[d]	$36.39	$0.40[e]	$3.70	$4.10
Year ended December 31, 2018	$39.98	$0.56[e]	$(3.62)	$(3.06)
Year ended December 31, 2017	$34.66	$0.48[e]	$5.30	$5.78
Year ended December 31, 2016	$32.10	$0.38[e]	$2.63	$3.01
Year ended December 31, 2015	$36.18	$0.45[e]	$(4.08)	$(3.63)
Year ended December 31, 2014	$34.68	$0.42[e]	$1.50	$1.92

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$(0.010)	$–	$–	$(0.010)	$1.000	0.97%	$157,560	0.52%[f]	0.52%[f]	1.94%[f]	NA
$(0.013)	$–	$–	$(0.013)	$1.000	1.30%	$183,689	0.58%[i]	0.58%[i]	1.27%	NA
$(0.004)	$–	$–	$(0.004)	$1.000	0.35%	$212,755	0.62%[i]	0.60%[i]	0.34%	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$262,793	0.70%	0.38%	0.08%	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.06%	$225,151	0.70%	0.10%	0.06%	NA
$–[j]	$–	$–	$–[j]	$1.000	0.03%	$234,337	0.62%	0.07%	0.04%	NA

$–	$–	$–	$–	$47.45	12.44%	$459,955	0.94%[f]	0.94%[f]	1.82%[f]	3%
$(0.51)	$(3.26)	$–	$(3.77)	$42.20	(11.78)%	$463,024	0.94%	0.94%	1.04%	18%
$(0.17)	$(1.04)	$–	$(1.21)	$51.94	19.27%	$626,153	0.98%	0.98%	0.43%	7%
$(0.29)	$(0.46)	$–	$(0.75)	$44.57	15.04%	$508,457	0.92%	0.92%	0.72%	17%
$(0.19)	$(0.70)	$–	$(0.89)	$39.39	1.74%	$609,519	0.86%	0.86%	0.58%	5%
$(0.28)	$(4.42)	$–	$(4.70)	$39.59	13.01%	$560,905	0.86%	0.86%	0.72%	32%

$–	$–	$–	$–	$38.82	11.97%	$122,736	1.72%[f]	1.72%[f]	1.04%[f]	3%
$(0.09)	$(3.26)	$–	$(3.35)	$34.67	(12.43)%	$122,240	1.70%	1.70%	0.28%	18%
$–	$(1.04)	$–	$(1.04)	$43.27	18.38%	$177,326	1.73%	1.73%	(0.32)%	7%
$–	$(0.46)	$–	$(0.46)	$37.44	14.08%	$140,605	1.74%	1.74%	(0.10)%	17%
$–	$(0.70)	$–	$(0.70)	$33.22	0.86%	$110,457	1.75%	1.75%	(0.31)%	5%
$–	$(4.42)	$–	$(4.42)	$33.63	12.03%	$79,140	1.76%	1.76%	(0.18)%	32%

$–	$–	$–	$–	$49.02	12.53%	$515,426	0.72%[f]	0.72%[f]	2.04%[f]	3%
$(0.65)	$(3.26)	$–	$(3.91)	$43.56	(11.55)%	$496,436	0.70%	0.70%	1.28%	18%
$(0.30)	$(1.04)	$–	$(1.34)	$53.50	19.56%	$570,816	0.72%	0.72%	0.69%	7%
$(0.38)	$(0.46)	$–	$(0.84)	$45.88	15.27%	$331,889	0.72%	0.72%	0.92%	17%
$(0.26)	$(0.70)	$–	$(0.96)	$40.52	1.91%	$192,596	0.71%	0.71%	0.73%	5%
$(0.36)	$(4.42)	$–	$(4.78)	$40.70	13.20%	$89,443	0.70%	0.70%	0.88%	32%

$(0.20)	$–	$–	$(0.20)	$40.05	11.10%	$113,415	1.01%[f]	1.01%[f]	1.74%[f]	9%
$(0.40)	$–	$–	$(0.40)	$36.23	(8.02)%	$108,613	1.01%	1.01%	1.07%	54%
$(0.33)	$–	$–	$(0.33)	$39.80	16.35%	$97,806	1.02%	1.02%	0.97%	19%
$(0.38)	$–	$–	$(0.38)	$34.51	9.20%	$95,709	0.91%	0.90%	0.98%	109%[k]
$(0.38)	$–	$–	$(0.38)	$31.96	(10.27)%	$172,111	0.87%	0.87%	1.08%	32%
$(0.37)	$–	$–	$(0.37)	$36.02	5.37%	$217,723	0.87%	0.87%	1.05%	20%

$(0.05)	$–	$–	$(0.05)	$40.16	10.64%	$9,797	1.80%[f]	1.80%[f]	0.95%[f]	9%
$(0.12)	$–	$–	$(0.12)	$36.34	(8.72)%	$11,172	1.76%	1.76%	0.32%	54%
$(0.06)	$–	$–	$(0.06)	$39.94	15.48%	$34,668	1.76%	1.76%	0.23%	19%
$(0.11)	$–	$–	$(0.11)	$34.64	8.33%	$50,316	1.75%	1.74%	0.14%	109%[k]
$(0.08)	$–	$–	$(0.08)	$32.08	(11.04)%	$70,140	1.72%	1.72%	0.23%	32%
$(0.10)	$–	$–	$(0.10)	$36.15	4.48%	$66,212	1.72%	1.72%	0.20%	20%

$(0.27)	$–	$–	$(0.27)	$40.22	11.26%	$66,387	0.69%[f]	0.69%[f]	2.06%[f]	9%
$(0.53)	$–	$–	$(0.53)	$36.39	(7.72)%	$60,702	0.68%	0.68%	1.40%	54%
$(0.46)	$–	$–	$(0.46)	$39.98	16.75%	$68,974	0.69%	0.69%	1.30%	19%
$(0.45)	$–	$–	$(0.45)	$34.66	9.44%	$61,950	0.70%	0.69%	1.19%	109%[k]
$(0.45)	$–	$–	$(0.45)	$32.10	(10.11)%	$61,583	0.68%	0.68%	1.27%	32%
$(0.42)	$–	$–	$(0.42)	$36.18	5.52%	$38,551	0.72%	0.72%	1.20%	20%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class A:
Six months ended June 30, 2019[d]	$35.75	$0.51[e]	$6.12	$6.63
Year ended December 31, 2018	$39.70	$0.81[e]	$(2.60)	$(1.79)
Year ended December 31, 2017	$38.82	$0.58[e]	$2.62	$3.20
Year ended December 31, 2016	$35.96	$0.43[e]	$3.06	$3.49
Year ended December 31, 2015	$35.79	$0.37[e]	$0.23	$0.60
Year ended December 31, 2014	$28.41	$0.40[e]	$7.42	$7.82
Davis Real Estate Fund Class C:
Six months ended June 30, 2019[d]	$35.75	$0.34[e]	$6.10	$6.44
Year ended December 31, 2018	$39.69	$0.48[e]	$(2.59)	$(2.11)
Year ended December 31, 2017	$38.81	$0.28[e]	$2.58	$2.86
Year ended December 31, 2016	$35.97	$0.06[e]	$3.07	$3.13
Year ended December 31, 2015	$35.79	$0.04[e]	$0.25	$0.29
Year ended December 31, 2014	$28.41	$0.11[e]	$7.43	$7.54
Davis Real Estate Fund Class Y:
Six months ended June 30, 2019[d]	$36.27	$0.58[e]	$6.20	$6.78
Year ended December 31, 2018	$40.25	$0.91[e]	$(2.63)	$(1.72)
Year ended December 31, 2017	$39.33	$0.66[e]	$2.68	$3.34
Year ended December 31, 2016	$36.44	$0.43[e]	$3.17	$3.60
Year ended December 31, 2015	$36.26	$0.42[e]	$0.26	$0.68
Year ended December 31, 2014	$28.78	$0.44[e]	$7.56	$8.00

[a]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[b]	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers.

[c]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[d]	Unaudited.

[e]	Per share calculations were based on average shares outstanding for the period.

[f]	Annualized.

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$(0.26)	$–	$–	$(0.26)	$42.12	18.56%	$156,201	0.98%[f]	0.98%[f]	2.56%[f]	4%
$(0.86)	$(1.30)	$–	$(2.16)	$35.75	(4.52)%	$124,763	0.97%	0.97%	2.09%	44%
$(0.37)	$(1.95)	$–	$(2.32)	$39.70	8.30%	$138,113	0.97%	0.97%	1.46%	23%
$(0.63)	$–	$–	$(0.63)	$38.82	9.71%	$152,733	0.93%	0.92%	1.08%	53%
$(0.43)	$–	$–	$(0.43)	$35.96	1.69%	$176,995	0.94%	0.94%	1.01%	93%
$(0.44)	$–	$–	$(0.44)	$35.79	27.68%	$198,029	0.96%	0.96%	1.21%	53%

$(0.09)	$–	$–	$(0.09)	$42.10	18.03%	$7,043	1.82%[f]	1.80%[f]	1.74%[f]	4%
$(0.53)	$(1.30)	$–	$(1.83)	$35.75	(5.30)%	$6,268	1.83%	1.83%	1.23%	44%
$(0.03)	$(1.95)	$–	$(1.98)	$39.69	7.40%	$16,209	1.81%	1.81%	0.62%	23%
$(0.29)	$–	$–	$(0.29)	$38.81	8.71%	$22,288	1.82%	1.81%	0.19%	53%
$(0.11)	$–	$–	$(0.11)	$35.97	0.83%	$23,940	1.81%	1.81%	0.14%	93%
$(0.16)	$–	$–	$(0.16)	$35.79	26.58%	$27,851	1.84%	1.84%	0.33%	53%

$(0.32)	$–	$–	$(0.32)	$42.73	18.69%	$98,350	0.73%[f]	0.73%[f]	2.81%[f]	4%
$(0.96)	$(1.30)	$–	$(2.26)	$36.27	(4.27)%	$62,874	0.74%	0.74%	2.32%	44%
$(0.47)	$(1.95)	$–	$(2.42)	$40.25	8.57%	$48,532	0.73%	0.73%	1.70%	23%
$(0.71)	$–	$–	$(0.71)	$39.33	9.90%	$44,330	0.73%	0.72%	1.28%	53%
$(0.50)	$–	$–	$(0.50)	$36.44	1.92%	$39,148	0.74%	0.74%	1.21%	93%
$(0.52)	$–	$–	$(0.52)	$36.26	27.96%	$33,548	0.74%	0.74%	1.43%	53%

[g]	Less than $0.005 per share.

[h]
Davis Opportunity Fund’s performance benefited from IPO purchases, adding approximately 1% to the Fund’s total return in 2014. After purchase, the IPOs rapidly increased in value. The Adviser purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences. Such performance may not continue in the future.

[i]
Includes the recapture of expenses reimbursed from prior fiscal years. Excluding the recapture of prior reimbursed expenses, the gross and net expense ratios for the year ended December 31, 2018 would have both been 0.49%, and for the year ended December 31, 2017 would have been 0.55% and 0.52%, respectively.

[j]	Less than $0.0005 per share.

[k]	As a result of the change in portfolio management on July 1, 2016, portfolio turnover was unusually high.

See Notes to Financial Statements

DAVIS SERIES, INC.	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2019. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether a Fund:

1.	Achieves satisfactory investment results over the long-term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some but not all of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful positive impact on investor behavior.

In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Funds. The Independent Directors considered that these investments tend to align Davis Advisors’, Davis Advisors’ employees, and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.

The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.
The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and breakpoints (if applicable) of each of the Funds, including an assessment of competitive fee schedules (and breakpoints, if applicable).
The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds’ net assets increase, and whether the fee schedules should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Funds.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors’ other lines of business.
Davis Financial Fund
The Independent Directors noted that Davis Financial Fund Class A shares underperformed its benchmark, the Standard & Poor’s 500® Index (“S&P 500®”), over the one-, three-, five-, and ten-year time periods, but outperformed the S&P 500® since its inception on May 1, 1991, all periods ended February 28, 2019.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional financial services funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe Average and the Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2018.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500® and the Lipper Financial Services category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 14 out of 24 rolling five-year time periods and the Lipper Financial Services category in 15 out of 24 rolling five-year time periods, all periods ended December 31 for each year from 1995 through 2018. The Fund outperformed the S&P 500® in 11 out of 19 rolling-ten year time periods and the Lipper Financial Services category in 13 out of 19 rolling ten-year time periods, all periods ended December 31 for each year from 2000 through 2018.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Davis Financial Fund – (Continued)

The Independent Directors considered Davis Financial Fund’s management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge.
Davis Opportunity Fund

The Independent Directors noted that Davis Opportunity Fund Class A shares underperformed its benchmark, the Standard & Poor’s 1500® Index (“S&P 1500®”), over the one-, three-, five-, and ten-year time periods, but outperformed since inception, all periods ended February 28, 2019. Davis Advisors oversaw a sub-adviser for the period from May 1, 1984, until December 31, 1998. After this date, Davis Advisors became sole investment manager for the Fund.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional multi-cap core funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe Average and the Lipper Index over the four-, five-, and ten-year time periods, but underperformed both over the one- and two-year time periods, all periods ended December 31, 2018. The Fund outperformed the Performance Universe Average, but underperformed the Lipper Index over the three-year time period ended December 31, 2018.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 1500® and the Lipper Multi-Cap Core category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 1500® in 8 out of 16 rolling five-year time periods and the Lipper Multi-Cap Core category in 10 out of 16 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2018. The Fund outperformed the S&P 1500® in 5 out of 11 rolling ten-year time periods and the Lipper Multi-Cap Core category in 8 out of 11 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2018.
The Independent Directors considered Davis Opportunity Fund’s management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge.
Davis Real Estate Fund

The Independent Directors noted that Davis Real Estate Fund Class A shares outperformed its benchmark, the Wilshire U.S. Real Estate Securities Index (“Wilshire Index”), over the three- and five-year time periods and underperformed over the one-, ten- and since inception periods, all periods ended February 28, 2019.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional real estate funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe Average and Lipper Index over the one-, two-, three-, four-, and five-year time periods, and underperformed both over the ten-year time period, all periods ended December 31, 2018.
The Independent Directors also reviewed the Fund’s performance versus both the Wilshire Index and the Lipper Real Estate category when measured over rolling five- and ten-year time frames. The Fund outperformed the Wilshire Index in 4 out of 21 rolling five-year time periods and the Lipper Real Estate category in 6 out of 21 rolling five-year time periods, all periods ended December 31 for each year from 1998 through 2018. The Fund underperformed the Wilshire Index and the Lipper Real Estate category in all but one of the 16 rolling ten-year time periods, all periods ended December 31 for each year from 2003 through 2018. In reviewing the performance, the Independent Directors considered that the Fund is able to invest a limited amount of assets outside of REITs, while the Wilshire Index, as well as other funds provided in the Broadridge report, are primarily REIT only funds.
The Independent Directors considered Davis Real Estate Fund’s management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class C shares through May 1, 2020.
Davis Appreciation & Income Fund

The Independent Directors noted that Davis Appreciation & Income Fund Class A shares underperformed its benchmark, the Standard & Poor’s 500® Index (“S&P 500®”), over the one-, three-, five-, and ten-year time periods, as well as since its inception on May 1, 1992, all periods ended February 28, 2019.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Davis Appreciation & Income Fund – (Continued)

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional mixed-asset target allocation growth funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe Average and the Lipper Index over the ten-year time period, but underperformed both over one-, two-, four-, and five-year time periods, all periods ended December 31, 2018. The Fund outperformed the Performance Universe Average, but underperformed the Lipper Index over the three-year time period ended December 31, 2018.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500® and the Lipper Mixed-Asset Target Allocation Growth (“Lipper MATG”) category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 9 out of 23 rolling five-year time periods and outperformed the Lipper MATG category in 12 out of 23 rolling five-year time periods, all periods ended December 31 for each year from 1996 through 2018. The Fund outperformed the S&P 500® in 7 out of 18 rolling ten-year time periods and outperformed the Lipper MATG category in 11 out of 18 rolling ten-year time periods, all periods ended December 31 for each year from 2001 through 2018.
The Independent Directors considered Davis Appreciation & Income Fund’s management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge.

Davis Government Bond Fund

The Independent Directors noted that Davis Government Bond Fund Class A shares underperformed its benchmark, the Bloomberg Barclays U.S. Government Bond (“Bloomberg Index”), over the one-, three-, five-, ten-year, and since inception time periods, all periods ended February 28, 2019.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional short U.S. government funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed the Performance Universe Average and the Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2018.
The Independent Directors also reviewed the Fund’s performance versus both the Bloomberg Index and the Lipper Short U.S. Government category when measured over rolling five- and ten-year time frames. The Fund outperformed the Bloomberg Index in 1 out of 21 rolling five-year time periods and outperformed the Lipper Short U.S. Government category in 6 out of 21 rolling five-year time periods, all periods ended December 31 for each year from 1998 through 2018. The Fund underperformed the Bloomberg Index in all 16 rolling ten-year time periods and outperformed the Lipper Short U.S. Government category in 3 out of 16 rolling ten-year time periods, all periods ended December 31 for each year from 2003 through 2018.
The Independent Directors considered Davis Government Bond Fund’s management fee and total expense ratio. They observed that both were reasonable and the management fee was below the average and median of its peer group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses through May 1, 2020.
Davis Government Money Market Fund
The Independent Directors noted that Davis Government Money Market Fund Class A returns were similar to the Morningstar U.S. Money Market - Taxable Funds Category and the Lipper U.S. Government Money Market Funds for the one-, three-, five‑, and ten-year time periods, all periods ended February 28, 2019.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail U.S. government money market funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe Average over the one-, two-, three-, four-, five- and ten-year time periods; underperformed the Lipper Index over the one-, two-, and three year time periods; performed in-line with the Lipper Index over the four- and five-year time periods; and outperformed the Lipper Index over the ten-year time period; all periods ended December 31, 2018.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Davis Government Money Market Fund – (Continued)

The Independent Directors also reviewed the Fund’s performance versus both the Lipper U.S. Government Money Market Funds (“Lipper”) category and the Morningstar MMTF (“Morningstar”) category when measured over rolling five- and ten-year time frames. The Fund outperformed the Lipper category in 21 out of 26 rolling five-year time periods, and outperformed the Morningstar category in 17 out of 26 rolling five-year time periods, all periods ended December 31 for each year from 1993 through 2018. The Fund outperformed the Lipper category in 16 out of 21 rolling ten-year time periods and outperformed the Morningstar category in 15 out of 21 rolling ten-year time periods, all periods ended December 31 for each year from 1998 through 2018.
The Independent Directors considered Davis Government Money Market Fund’s management fee and total expense ratio. The contractual management fee was lower than the average and the median in the Lipper expense group. The Independent Directors also noted that the Adviser has committed to waive fees and/or reimburse the Fund’s expenses such that net investment income will not be less than zero until May 1, 2020.
Approval of Advisory Agreements
The Independent Directors concluded that Davis Advisors had provided Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fees for Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS SERIES, INC.	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of “cookies” when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual, and Semi-Annual Report to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

DAVIS SERIES, INC.	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Marc P. Blum (09/09/42) Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational
and media company); Director, Colfax Corp.
(engineering and manufacturer of pumps and fluid
handling equipment); Director, Cable ONE Inc.
(cable service provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director, Modine Manufacturing
Company (heat transfer technology); Director,
McDermott International, Inc. (industrial construction
and engineering); Lead Independent Director, Fifth
Third Bancorp (diversified financial services).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two
portfolios) since 1998; Trustee, Clipper Funds Trust
(consisting of one portfolio) since 2014; Lead
Independent Director, Graham Holdings Company
(educational and media company); Director, The
Coca-Cola Company (beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS SERIES, INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Overnight Address:
430 West 7th Street, Suite 219197
Kansas City, Missouri 64105-1407

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Series, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com. Quarterly Fact Sheets are available on the Funds’ website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

 Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 29, 2019

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: August 29, 2019